UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22652
First Trust Variable Insurance Trust
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630)-765-8000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust/Dow Jones Dividend
& Income Allocation Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDJDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	$121	1.18%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 5.30% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, which is a blended benchmark consisting of a 50/50 blend of the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index, which returned 12.52% for the same Period.
This underperformance was mainly due to the equity holdings in the Fund. The Fund’s equity allocation underperformed the Russell 3000® Index. For the third straight year, equity markets were dominated by large-cap growth stocks, creating a headwind for more value-oriented, dividend-focused strategies. The Fund’s underperformance was largely attributable to its underweight to the outperforming technology industry and overweights to the underperforming industrials and financials industries. Technology was the best-performing industry in 2025, led in part by strong gains in semiconductor stocks.  The Fund lacked exposure to several mega-cap semiconductor companies included in the benchmark, such as NVIDIA Corp. (NVDA), Broadcom Inc. (AVGO), and Advanced Micro Devices Inc. (AMD), which returned 38.92%, 50.65%, and 77.30% respectively, during the Period. The Fund also lacked exposure to other mega-cap technology benchmark holdings, including Alphabet Inc. (GOOGL) and Palantir Technologies Inc. Class A (PLTR), both of which returned more than 60% during the Period. The Fund’s stock selection within the industrials and financials sectors also contributed to relative underperformance over the Period.
The Fund’s fixed income allocation underperformed the Bloomberg U.S. Corporate Investment-Grade Index. The Fund’s allocation to U.S. Treasuries detracted from relative performance, as Treasury securities underperformed corporate bonds during the Period.  Relative to the Bloomberg U.S. Corporate Investment-Grade Index, the primary contributors to the Fund’s performance were its underweight allocation to the Media & Entertainment sector and its overweight allocations to the Healthcare and Aerospace & Defense sectors.  Conversely, the Fund’s security selection within the Technology and Banking sectors were the primary detractors from relative performance. On average, the Fund maintained a duration that was 0.19 years longer than the Bloomberg U.S. Corporate Investment-Grade Index, which modestly detracted from relative performance due to the weaker performance of longer-maturity bonds.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	5.30%	3.98%	6.68%
Blended Benchmark(1)	12.52%	6.51%	8.87%
Bloomberg U.S. Corporate Investment-Grade Index	7.77%	-0.09%	3.27%
Russell 3000® Index	17.15%	13.15%	14.29%
Secondary Blended Benchmark(2)	12.21%	6.27%	8.80%
Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM	7.25%	-0.46%	3.20%
Dow Jones U.S. Total Stock Market IndexSM	17.05%	13.07%	14.21%
(1)	The Blended Benchmark returns are a 50/50 split between the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index returns.
(2)	The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market IndexSM and the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM returns.
Visit www.ftportfolios.com/VA/FTDJDI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$752,774,328
Total number of portfolio holdings	464
Total advisory fee paid	$4,905,736
Portfolio turnover rate	67%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	51.1%
Corporate Bonds and Notes	43.3%
Foreign Corporate Bonds and Notes	4.2%
Money Market Funds	0.6%
U.S. Government Bonds and Notes	0.3%
Net Other Assets and Liabilities	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTDJDI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Dow Jones U.S. Total Stock Market IndexSM, Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM and Dow Jones Composite AverageTM are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust Advisors L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Advisors L.P. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Total Stock Market IndexSM, Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM and Dow Jones Composite AverageTM.
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I)
First Trust Multi Income
Allocation Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the First Trust Multi Income Allocation Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTMII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Income Allocation Portfolio - Class I	$87(1)	0.84%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 7.71% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, a blended benchmark consisting of a 60/40% blend of the Bloomberg U.S. Aggregate Bond Index and the Russell 3000® Index, respectively, which returned 11.32% for the same Period.
The Fund allocates across nine asset classes: dividend-paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts ("REITs"), high yield or “junk” bonds, floating-rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities.
It was another strong year for risk assets in 2025. Once again technology and technology-related stocks led equities higher as massive artificial intelligence (“AI”)-related capital expenditure spending continued. Stocks were further supported by a resilient economy and easing monetary policy from the Federal Reserve. The dividend-paying stock sleeve led Fund returns for the Period, followed by MLPs. REITs, on the other hand, lagged and were the worst-performing sleeve.
Fixed income delivered its best results since 2020 during the Period, as the Federal Reserve cut interest rates by a cumulative 75 basis points across three meetings. High-yield bonds and mortgage-backed securities led performance during the Period, as tight credit spreads held firm on strong fundamentals and robust demand for income. Preferred stocks generated positive performance during the Period but lagged the broader market, as their longer duration limited gains while long-end yields remained range-bound.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Multi Income Allocation Portfolio - Class I	7.71%	6.11%	5.91%
Broad Blended Benchmark(1)	11.32%	5.04%	7.03%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Russell 3000® Index	17.15%	13.15%	14.29%
Asset Class Blended Benchmark(2)	7.71%	8.42%	6.81%
(1)	The Broad Blended Benchmark returns are split between the Bloomberg U.S. Aggregate Bond Index (60%) and the Russell 3000® Index (40%).
(2)
The Asset Class Blended Benchmark is weighted to include nine indexes: Dow Jones U.S. Select Dividend TM Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Constrained Index (8%),  Morningstar® LSTA® U.S. Leveraged Loan Index (15%), Bloomberg U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%).

Visit www.ftportfolios.com/VA/FTMII    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
Performance in securitized product investment strategies can by impacted from the benefits of purchasing odd lot positions.  The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$15,428,620
Total number of portfolio holdings	176
Total advisory fee paid	$0
Portfolio turnover rate	75%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Senior Loan ETF	11.9%
First Trust Preferred Securities and Income ETF	9.0%
First Trust Tactical High Yield ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
First Trust Intermediate Government Opportunities ETF	4.1%
iShares 7-10 Year Treasury Bond ETF	2.8%
iShares MBS ETF	2.4%
First Trust Limited Duration Investment Grade Corporate ETF	2.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64%	1.6%
Enterprise Products Partners, L.P.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTMII to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Multi Income Allocation Portfolio (Class I)
First Trust Dorsey Wright
Tactical Core Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDWTCI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Tactical Core Portfolio - Class I	$81(1)	0.77%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.76%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 9.69% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, a blended benchmark consisting of a 60/40 blend of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index, which returned 13.70% for the same Period.
This underperformance was driven by negative security selection within the Fund’s equity holdings. The largest detractors among the equity positions were the First Trust NASDAQ-100-Technology Sector Index Fund and the First Trust Consumer Discretionary AlphaDEX® Fund.
Despite these headwinds, the Fund benefited from an overall overweight allocation to equities relative to the blended benchmark.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Dorsey Wright Tactical Core Portfolio - Class I	9.69%	5.34%	6.63%
Broad Blended Benchmark(1)	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%
(1)	The Broad Blended Benchmark return is split between the Bloomberg U.S. Aggregate Bond Index (40%) and the S&P 500® Index (60%).
Visit www.ftportfolios.com/VA/FTDWTCI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$54,108,469
Total number of portfolio holdings	21
Total advisory fee paid	$0
Portfolio turnover rate	78%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.

Top Ten Holdings
First Trust Large Cap Growth AlphaDEX® Fund	10.8%
First Trust Large Cap Core AlphaDEX® Fund	10.3%
First Trust Mid Cap Growth AlphaDEX® Fund	9.9%
First Trust Dow Jones Internet Index Fund	9.9%
First Trust Indxx Aerospace & Defense ETF	8.8%
First Trust Utilities AlphaDEX® Fund	8.8%
First Trust Financials AlphaDEX® Fund	8.5%
First Trust Nasdaq Semiconductor ETF	7.9%
iShares Core U.S. Aggregate Bond ETF	5.6%
State Street SPDR Bloomberg High Yield Bond ETF	3.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTDWTCI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Other Information
The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the "Index") which is determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Fund. Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.
First Trust Dorsey Wright Tactical Core Portfolio (Class I)
First Trust Capital
Strength® Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the First Trust Capital Strength® Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTACSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Portfolio - Class I	$114	1.11%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.10%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 5.70% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
This underperformance was largely driven by broad factor weakness during the Period. During the Period, both the small size and low volatility factors were among the weakest-performing market factors, which detracted from performance relative to the benchmark. However, value outperformed which slightly mitigated the relative underperformance. The Fund was also hurt by an underweight and poor selection within the information technology sector, particularly being overweight information technology services and underweight semiconductors & semiconductor equipment. This proved to be costly as the prevalence of artificial intelligence increased the demand for chips, while introducing a new risk to technology services.
FUND PERFORMANCE (May 1, 2020 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (5/01/20)
First Trust Capital Strength® Portfolio - Class I	5.70%	7.07%	10.35%
S&P 500® Index	17.88%	14.42%	18.63%
Visit www.ftportfolios.com/VA/FTACSI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$189,426,984
Total number of portfolio holdings	51
Total advisory fee paid	$868,589
Portfolio turnover rate	116%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.5%
Expeditors International of Washington, Inc.	2.4%
Cummins, Inc.	2.4%
Dover Corp.	2.3%
Ross Stores, Inc.	2.3%
Cisco Systems, Inc.	2.2%
Monster Beverage Corp.	2.1%
Moody's Corp.	2.1%
Johnson & Johnson	2.1%
TJX (The) Cos., Inc.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTACSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength® Portfolio (Class I)
First Trust International
Developed Capital Strength® Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the First Trust International Developed Capital Strength® Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTAIDCSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® Portfolio - Class I	$133	1.21%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.20%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 19.53% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, the MSCI World ex USA Index, which returned 31.85% for the same Period.
This underperformance was largely driven by broad factor weakness during the Period. During the Period, both the small size and low volatility factors were among the weakest-performing market factors, which detracted from performance relative to the benchmark. However, quality outperformed which slightly mitigated the relative underperformance. The Fund was also hurt by poor selection of financials securities, which was the strongest performing sector in the benchmark during the Period. The Fund was also underweight banks, which performed particularly well during the Period.
FUND PERFORMANCE (May 1, 2020 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (5/01/20)
First Trust International Developed Capital Strength® Portfolio - Class I	19.53%	6.45%	11.57%
MSCI World ex USA Index	31.85%	9.46%	13.88%
Visit www.ftportfolios.com/VA/FTAIDCSI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$40,727,720
Total number of portfolio holdings	52
Total advisory fee paid	$71,391
Portfolio turnover rate	68%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Great-West Lifeco, Inc.	2.3%
Rio Tinto PLC	2.3%
Toronto-Dominion Bank (The)	2.3%
Industria de Diseno Textil S.A.	2.2%
Royal Bank of Canada	2.2%
Prudential PLC	2.2%
Roche Holding AG	2.2%
ITOCHU Corp.	2.2%
Allianz SE	2.1%
GSK PLC	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTAIDCSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The International Developed Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust International Developed Capital Strength® Portfolio (Class I)
First Trust Growth
StrengthTM Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the First Trust Growth StrengthTM Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTGSTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM Portfolio - Class I	$128	1.21%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.20%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 11.75% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
This underperformance was partially due to exposure to the quality, growth, and small size factors. Quality outperformed the benchmark during the Period while growth and small size lagged, which detracted slightly from the Fund’s relative performance. Security selection within the Communication Services sector contributed to relative underperformance, as the Fund was significantly underweight both share classes of Alphabet, Inc. In addition, within the Consumer Discretionary sector, the Fund held an overweight position in the Household Durables industry, which performed poorly during the Period.
FUND PERFORMANCE (May 16, 2023 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (5/16/23)
First Trust Growth StrengthTM Portfolio - Class I	11.75%	20.62%
S&P 500® Index	17.88%	23.14%
Visit www.ftportfolios.com/VA/FTGSTI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$36,707,978
Total number of portfolio holdings	51
Total advisory fee paid	$71,294
Portfolio turnover rate	113%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Eli Lilly & Co.	2.7%
Apollo Global Management, Inc.	2.4%
Schlumberger N.V.	2.4%
Incyte Corp.	2.3%
United Therapeutics Corp.	2.2%
AppLovin Corp., Class A	2.2%
Newmont Corp.	2.2%
Monster Beverage Corp.	2.2%
Caterpillar, Inc.	2.2%
Moody's Corp.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTGSTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Growth StrengthTM Portfolio (Class I)
First Trust Capital Strength®
Hedged Equity Portfolio
Class I
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the First Trust Capital Strength® Hedged Equity Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTCSHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Hedged Equity Portfolio - Class I	$125	1.26%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.25%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned -2.26% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
This underperformance was largely driven by broad factor weakness during the Period. During the Period, both the small size and low volatility factors were among the weakest-performing market factors, which detracted from performance relative to the benchmark. However, value outperformed which slightly mitigated the relative underperformance. The Fund was also hurt by an underweight and poor selection within the information technology sector, particularly being overweight information technology services and underweight semiconductors & semiconductor equipment. This proved to be costly as the prevalence of artificial intelligence increased the demand for chips, while introducing a new risk to technology services. The Fund was also negatively impacted by its put spread and short call options strategy. Given the benchmark’s strong positive returns in 2025, this options strategy detracted from the Fund’s performance.
FUND PERFORMANCE (August 14, 2023 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (8/14/23)
First Trust Capital Strength® Hedged Equity Portfolio - Class I	-2.26%	-0.71%
S&P 500® Index	17.88%	21.05%
Visit www.ftportfolios.com/VA/FTCSHI    for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$15,261,252
Total number of portfolio holdings	56
Total advisory fee paid	$0
Portfolio turnover rate	136%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.6%
Put Options Purchased	0.1%
Call Options Written	(0.3)%
Put Options Written	(0.0)%
Net Other Assets and Liabilities	0.6%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTCSHI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength® Hedged Equity Portfolio (Class I)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Variable Insurance Trust (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $179,188 for the fiscal year ended 2024 and $184,750 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $62,441 for the fiscal year ended 2024 and $68,295 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $62,441 for the Registrant, $28,080 for the Registrant’s investment advisor, $32,400 for the Registrant’s distributor and $8,640 for the Registrant’s investment sub-advisor; and for the fiscal year ended 2025 were $68,295 for the Registrant, $28,620 for the Registrant’s investment advisor, $32,940 for the Registrant’s distributor and $9,180 for the Registrant’s investment sub-advisor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Variable Insurance Trust
Annual Financial Statements and Other Information
For the Year Ended
December 31, 2025

Table of Contents
First Trust Variable Insurance Trust
Annual Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that any series (individually called a “Fund” and collectively the “Funds”) of the First Trust Variable Insurance Trust will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by each Fund will decline and that the value of a Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS – 51.1%
	Aerospace & Defense – 1.5%
7,723	General Dynamics Corp.	$2,600,025
8,754	General Electric Co.	2,696,495
4,320	Northrop Grumman Corp.	2,463,307
10,421	Woodward, Inc.	3,150,477
		10,910,304
	Air Freight & Logistics – 0.4%
21,480	Expeditors International of Washington, Inc.	3,200,735
	Automobile Components – 0.3%
21,322	Autoliv, Inc.	2,530,921
	Banks – 4.1%
20,826	BancFirst Corp.	2,207,972
21,445	Bank First Corp.	2,612,430
9,304	City Holding Co.	1,109,037
46,276	Commerce Bancshares, Inc.	2,422,086
20,774	Cullen/Frost Bankers, Inc.	2,630,612
119,427	First BanCorp	2,475,722
42,061	Hancock Whitney Corp.	2,678,444
93,052	Home BancShares, Inc.	2,584,984
38,304	International Bancshares Corp.	2,544,918
14,016	Lakeland Financial Corp.	799,753
68,152	National Bank Holdings Corp., Class A	2,590,457
59,235	OFG Bancorp	2,427,450
20,734	Popular, Inc.	2,581,798
14,876	Preferred Bank	1,404,741
		31,070,404
	Beverages – 0.7%
97,245	Brown-Forman Corp., Class B	2,534,205
18,751	PepsiCo, Inc.	2,691,143
		5,225,348
	Building Products – 1.4%
35,873	A.O. Smith Corp.	2,399,186
10,848	CSW Industrials, Inc.	3,184,214
4,973	Lennox International, Inc.	2,414,789
6,242	Trane Technologies PLC	2,429,386
		10,427,575
	Capital Markets – 3.8%
5,360	Ameriprise Financial, Inc.	2,628,222
10,737	Cboe Global Markets, Inc.	2,694,987
9,747	CME Group, Inc.	2,661,711
9,192	FactSet Research Systems, Inc.	2,667,426
50,712	Federated Hermes, Inc.	2,640,574
15,256	Raymond James Financial, Inc.	2,449,961
31,037	SEI Investments Co.	2,545,655
23,209	Stifel Financial Corp.	2,906,231
25,657	T. Rowe Price Group, Inc.	2,626,764
23,728	Tradeweb Markets, Inc., Class A	2,551,709
13,859	Virtus Investment Partners, Inc.	2,261,096
		28,634,336
	Chemicals – 0.9%
29,358	CF Industries Holdings, Inc.	2,270,547
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
5,546	Linde PLC	$2,364,759
3,180	NewMarket Corp.	2,185,487
		6,820,793
	Commercial Services & Supplies – 1.0%
33,749	Brady Corp., Class A	2,644,909
12,830	Cintas Corp.	2,412,938
44,831	Rollins, Inc.	2,690,757
		7,748,604
	Construction & Engineering – 0.6%
20,183	AECOM	1,924,045
4,053	EMCOR Group, Inc.	2,479,585
		4,403,630
	Consumer Staples Distribution & Retail – 1.0%
4,657	Casey’s General Stores, Inc.	2,573,970
39,066	Kroger (The) Co.	2,440,844
25,552	Walmart, Inc.	2,846,748
		7,861,562
	Containers & Packaging – 0.7%
19,701	AptarGroup, Inc.	2,402,734
16,237	Avery Dennison Corp.	2,953,186
		5,355,920
	Diversified Consumer Services – 0.6%
2,236	Graham Holdings Co., Class B	2,456,470
52,074	H&R Block, Inc.	2,269,385
		4,725,855
	Electric Utilities – 0.4%
32,127	Otter Tail Corp.	2,596,183
	Electrical Equipment – 0.4%
14,007	AMETEK, Inc.	2,875,777
	Electronic Equipment, Instruments & Components – 0.7%
21,280	Amphenol Corp., Class A	2,875,779
14,747	Badger Meter, Inc.	2,572,024
		5,447,803
	Financial Services – 3.3%
68,687	Enact Holdings, Inc.	2,722,753
41,432	Essent Group Ltd.	2,693,494
17,682	Jack Henry & Associates, Inc.	3,226,611
4,631	Mastercard, Inc., Class A	2,643,745
92,824	MGIC Investment Corp.	2,712,317
72,705	Radian Group, Inc.	2,616,653
7,714	Visa, Inc., Class A	2,705,377
35,204	Voya Financial, Inc.	2,622,346
329,586	Western Union (The) Co.	3,068,446
		25,011,742
	Food Products – 2.3%
27,985	Cal-Maine Foods, Inc.	2,226,766
74,930	Fresh Del Monte Produce, Inc.	2,669,756
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
52,229	General Mills, Inc.	$2,428,649
14,079	Hershey (The) Co.	2,562,096
21,565	Ingredion, Inc.	2,377,757
27,405	J&J Snack Foods Corp.	2,476,590
42,155	Mondelez International, Inc., Class A	2,269,204
		17,010,818
	Ground Transportation – 0.8%
21,486	Landstar System, Inc.	3,087,538
18,705	Old Dominion Freight Line, Inc.	2,932,944
		6,020,482
	Health Care Equipment & Supplies – 0.6%
19,661	Abbott Laboratories	2,463,327
9,621	ResMed, Inc.	2,317,410
		4,780,737
	Health Care Providers & Services – 0.7%
5,882	Chemed Corp.	2,516,673
15,242	Ensign Group (The), Inc.	2,655,156
		5,171,829
	Hotels, Restaurants & Leisure – 0.7%
13,835	Darden Restaurants, Inc.	2,545,917
15,850	Texas Roadhouse, Inc.	2,631,100
		5,177,017
	Household Durables – 0.6%
10,694	Garmin Ltd.	2,169,278
20,894	Lennar Corp., Class A	2,147,903
		4,317,181
	Household Products – 0.3%
17,138	Procter & Gamble (The) Co.	2,456,047
	Insurance – 6.3%
23,575	Aflac, Inc.	2,599,615
12,269	Allstate (The) Corp.	2,553,792
33,530	American International Group, Inc.	2,868,492
12,158	Assurant, Inc.	2,928,254
31,109	Assured Guaranty Ltd.	2,795,766
9,330	Chubb Ltd.	2,912,080
16,657	Cincinnati Financial Corp.	2,720,421
7,519	Everest Group Ltd.	2,551,573
14,499	Hanover Insurance Group (The), Inc.	2,649,982
19,742	Hartford Insurance Group (The), Inc.	2,720,448
13,067	Marsh & McLennan Cos., Inc.	2,424,190
9,486	Primerica, Inc.	2,450,803
10,665	Progressive (The) Corp.	2,428,634
40,378	RLI Corp.	2,583,384
32,484	Selective Insurance Group, Inc.	2,717,936
9,432	Travelers (The) Cos., Inc.	2,735,846
33,857	Unum Group	2,623,918
34,370	W.R. Berkley Corp.	2,410,024
		47,675,158
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services – 0.8%
10,678	Accenture PLC, Class A	$2,864,907
39,264	Cognizant Technology Solutions Corp., Class A	3,258,912
		6,123,819
	Machinery – 3.6%
5,760	Deere & Co.	2,681,683
32,174	Donaldson Co., Inc.	2,852,547
27,662	Franklin Electric Co., Inc.	2,642,551
30,997	Graco, Inc.	2,540,824
14,732	ITT, Inc.	2,556,149
26,045	Mueller Industries, Inc.	2,989,966
26,784	PACCAR, Inc.	2,933,116
7,599	Snap-on, Inc.	2,618,615
9,430	Watts Water Technologies, Inc., Class A	2,602,869
13,136	Westinghouse Air Brake Technologies Corp.	2,803,879
		27,222,199
	Media – 0.8%
83,813	Comcast Corp., Class A	2,505,171
45,879	New York Times (The) Co., Class A	3,184,920
		5,690,091
	Metals & Mining – 0.4%
9,378	Reliance, Inc.	2,709,023
	Mortgage Real Estate Investment Trusts – 0.4%
214,272	Dynex Capital, Inc.	3,001,951
	Oil, Gas & Consumable Fuels – 1.6%
49,517	California Resources Corp.	2,213,905
11,206	Cheniere Energy, Inc.	2,178,334
16,958	Chevron Corp.	2,584,569
23,356	Exxon Mobil Corp.	2,810,661
110,322	Magnolia Oil & Gas Corp., Class A	2,414,949
		12,202,418
	Pharmaceuticals – 1.1%
14,202	Johnson & Johnson	2,939,104
31,376	Merck & Co., Inc.	3,302,638
17,999	Zoetis, Inc.	2,264,634
		8,506,376
	Professional Services – 3.3%
8,972	Automatic Data Processing, Inc.	2,307,868
11,055	Broadridge Financial Solutions, Inc.	2,467,144
12,628	CRA International, Inc.	2,534,376
37,902	Exponent, Inc.	2,632,673
62,864	Genpact Ltd.	2,940,778
17,571	Jacobs Solutions, Inc.	2,327,455
37,632	Korn Ferry	2,484,465
20,775	Paychex, Inc.	2,330,539
77,499	Robert Half, Inc.	2,104,873
10,470	Verisk Analytics, Inc.	2,342,034
		24,472,205
	Software – 1.0%
36,388	Dolby Laboratories, Inc., Class A	2,336,837
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
3,856	Intuit, Inc.	$2,554,292
5,084	Microsoft Corp.	2,458,724
		7,349,853
	Specialized REITs – 0.3%
104,121	Rayonier, Inc.	2,254,220
	Specialty Retail – 2.1%
11,850	Dick’s Sporting Goods, Inc.	2,345,945
6,782	Murphy USA, Inc.	2,736,673
15,143	Penske Automotive Group, Inc.	2,396,985
17,281	Ross Stores, Inc.	3,112,999
18,219	TJX (The) Cos., Inc.	2,798,621
46,305	Tractor Supply Co.	2,315,713
		15,706,936
	Trading Companies & Distributors – 1.6%
10,088	Applied Industrial Technologies, Inc.	2,590,296
53,698	Fastenal Co.	2,154,901
28,580	MSC Industrial Direct Co., Inc., Class A	2,403,578
2,762	W.W. Grainger, Inc.	2,786,996
6,515	Watsco, Inc.	2,195,229
		12,131,000
	Total Common Stocks	384,826,852
	(Cost $351,453,485)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 43.3%
	Aerospace & Defense – 2.0%
$2,000,000	Boeing (The) Co.	3.55%	03/01/38	1,689,544
500,000	Northrop Grumman Corp.	3.25%	01/15/28	493,772
500,000	Northrop Grumman Corp.	4.60%	02/01/29	507,698
500,000	Northrop Grumman Corp.	5.05%	11/15/40	494,076
750,000	Northrop Grumman Corp.	4.03%	10/15/47	602,904
250,000	Northrop Grumman Corp.	5.25%	05/01/50	236,583
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	901,869
2,500,000	Northrop Grumman Corp.	5.20%	06/01/54	2,342,340
600,000	RTX Corp.	5.75%	01/15/29	628,414
1,000,000	RTX Corp.	6.00%	03/15/31	1,077,525
1,000,000	RTX Corp.	6.10%	03/15/34	1,094,612
1,500,000	RTX Corp.	3.13%	07/01/50	1,010,898
1,000,000	RTX Corp.	2.82%	09/01/51	624,369
2,500,000	RTX Corp.	5.38%	02/27/53	2,415,192
1,000,000	RTX Corp.	6.40%	03/15/54	1,101,211
				15,221,007
	Banks – 7.1%
450,000	Bank of America Corp. (a)	2.55%	02/04/28	442,750
475,000	Bank of America Corp. (a)	4.38%	04/27/28	477,020
1,000,000	Bank of America Corp. (a)	4.95%	07/22/28	1,014,610
1,105,000	Bank of America Corp. (a)	5.20%	04/25/29	1,133,480
500,000	Bank of America Corp. (a)	4.27%	07/23/29	502,390
500,000	Bank of America Corp. (a)	3.97%	02/07/30	497,447
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (a)	3.19%	07/23/30	$483,072
500,000	Bank of America Corp. (a)	2.88%	10/22/30	475,986
500,000	Bank of America Corp. (a)	1.90%	07/23/31	449,298
1,000,000	Bank of America Corp. (a)	1.92%	10/24/31	894,661
500,000	Bank of America Corp. (a)	2.57%	10/20/32	451,079
500,000	Bank of America Corp. (a)	4.57%	04/27/33	498,928
3,500,000	Bank of America Corp. (a)	5.29%	04/25/34	3,604,500
2,500,000	Bank of America Corp. (a)	5.47%	01/23/35	2,605,145
500,000	Bank of America Corp. (a)	4.08%	04/23/40	447,392
1,000,000	Bank of America Corp. (a)	2.68%	06/19/41	738,288
1,000,000	Citibank NA	4.91%	05/29/30	1,029,034
1,250,000	Citigroup, Inc. (a)	4.95%	05/07/31	1,277,209
1,000,000	Citigroup, Inc. (a)	5.17%	09/11/36	1,009,786
1,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	1,010,634
550,000	JPMorgan Chase & Co. (a)	2.95%	02/24/28	543,498
1,000,000	JPMorgan Chase & Co. (a)	5.57%	04/22/28	1,020,171
975,000	JPMorgan Chase & Co. (a)	4.32%	04/26/28	979,140
500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	506,561
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	495,550
1,000,000	JPMorgan Chase & Co. (a)	2.07%	06/01/29	955,708
1,000,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	1,030,874
1,475,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	1,512,519
500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	492,631
1,000,000	JPMorgan Chase & Co. (a)	4.26%	10/22/31	997,181
1,000,000	JPMorgan Chase & Co. (a)	2.58%	04/22/32	914,417
1,000,000	JPMorgan Chase & Co. (a)	2.96%	01/25/33	918,028
1,000,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	1,019,027
1,000,000	JPMorgan Chase & Co. (a)	5.35%	06/01/34	1,039,342
1,000,000	JPMorgan Chase & Co. (a)	5.34%	01/23/35	1,036,767
1,000,000	JPMorgan Chase & Co. (a)	2.53%	11/19/41	720,289
2,054,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	2,081,154
1,500,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,556,093
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.07%	01/24/34	1,023,527
1,500,000	Truist Bank (a)	4.14%	10/23/29	1,499,078
2,000,000	Truist Financial Corp. (a)	7.16%	10/30/29	2,157,936
1,500,000	US Bancorp (a)	5.38%	01/23/30	1,553,850
1,000,000	US Bancorp (a)	5.42%	02/12/36	1,039,703
1,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	1,020,888
1,000,000	Wells Fargo & Co. (a)	4.08%	09/15/29	999,323
1,000,000	Wells Fargo & Co. (a)	5.20%	01/23/30	1,030,047
1,000,000	Wells Fargo & Co. (a)	5.24%	01/24/31	1,036,061
1,000,000	Wells Fargo & Co. (a)	5.15%	04/23/31	1,032,451
1,000,000	Wells Fargo & Co. (a)	5.50%	01/23/35	1,043,947
3,000,000	Wells Fargo & Co. (a)	5.21%	12/03/35	3,065,974
				53,364,444
	Beverages – 0.4%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	866,458
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,018,007
1,182,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,046,464
				2,930,929
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Biotechnology – 1.8%
$3,250,000	AbbVie, Inc.	4.80%	03/15/29	$3,330,473
2,000,000	AbbVie, Inc.	4.88%	03/15/30	2,061,043
275,000	AbbVie, Inc.	4.40%	11/06/42	244,828
300,000	AbbVie, Inc.	4.70%	05/14/45	271,466
250,000	AbbVie, Inc.	4.88%	11/14/48	227,850
1,000,000	AbbVie, Inc.	4.25%	11/21/49	824,196
500,000	Amgen, Inc.	2.45%	02/21/30	466,526
500,000	Amgen, Inc.	5.25%	03/02/30	519,208
1,000,000	Amgen, Inc.	5.25%	03/02/33	1,035,460
750,000	Amgen, Inc.	3.15%	02/21/40	591,793
1,000,000	Amgen, Inc.	2.80%	08/15/41	732,660
3,000,000	Amgen, Inc.	5.60%	03/02/43	3,019,242
				13,324,745
	Capital Markets – 4.7%
1,000,000	Citadel Securities Global Holdings, LLC (b)	5.50%	06/18/30	1,026,993
5,000,000	Goldman Sachs Group (The), Inc. (a)	4.48%	08/23/28	5,035,940
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	497,239
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	501,469
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	470,024
1,000,000	Goldman Sachs Group (The), Inc. (a)	5.73%	04/25/30	1,044,939
1,000,000	Goldman Sachs Group (The), Inc. (a)	4.37%	10/21/31	997,831
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.99%	01/27/32	889,305
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.62%	04/22/32	912,154
1,500,000	Goldman Sachs Group (The), Inc. (a)	2.65%	10/21/32	1,354,476
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/21/42	733,975
500,000	Goldman Sachs Group (The), Inc. (a)	3.44%	02/24/43	391,973
931,000	Intercontinental Exchange, Inc.	4.20%	03/15/31	931,942
1,000,000	Morgan Stanley (a)	2.48%	01/21/28	983,945
1,050,000	Morgan Stanley (a)	4.21%	04/20/28	1,052,522
500,000	Morgan Stanley (a)	3.77%	01/24/29	497,268
1,000,000	Morgan Stanley (a)	5.12%	02/01/29	1,020,933
2,000,000	Morgan Stanley (a)	5.16%	04/20/29	2,045,738
2,500,000	Morgan Stanley (a)	5.45%	07/20/29	2,580,313
500,000	Morgan Stanley (a)	4.43%	01/23/30	502,876
1,000,000	Morgan Stanley (a)	2.51%	10/20/32	897,257
2,000,000	Morgan Stanley (a)	5.25%	04/21/34	2,059,744
1,000,000	Morgan Stanley (a)	5.42%	07/21/34	1,040,657
500,000	Morgan Stanley (a)	4.46%	04/22/39	470,673
3,000,000	Morgan Stanley Private Bank NA (a)	4.47%	07/06/28	3,020,802
1,500,000	MSCI, Inc. (b)	4.00%	11/15/29	1,467,325
2,500,000	MSCI, Inc. (b)	3.88%	02/15/31	2,402,512
333,000	MSCI, Inc.	5.25%	09/01/35	335,320
				35,166,145
	Communications Equipment – 0.2%
1,000,000	Cisco Systems, Inc.	5.30%	02/26/54	959,289
1,000,000	Cisco Systems, Inc.	5.50%	02/24/55	991,335
				1,950,624
	Construction Materials – 0.7%
2,000,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	1,987,812
1,125,000	CRH America Finance, Inc.	5.40%	05/21/34	1,168,966
2,000,000	JH North America Holdings, Inc. (b)	5.88%	01/31/31	2,044,150
				5,200,928
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance – 0.8%
$2,500,000	American Express Co. (a)	5.10%	02/16/28	$2,529,764
1,000,000	American Express Co. (a)	5.53%	04/25/30	1,043,417
737,000	American Express Co. (a)	5.09%	01/30/31	760,017
1,000,000	American Express Co. (a)	4.92%	07/20/33	1,018,039
1,000,000	American Express Co. (a)	4.80%	10/24/36	987,820
				6,339,057
	Containers & Packaging – 0.2%
500,000	Amcor Flexibles North America, Inc.	5.10%	03/17/30	513,538
1,000,000	Packaging Corp. of America	5.20%	08/15/35	1,017,105
				1,530,643
	Diversified Telecommunication Services – 1.6%
500,000	AT&T, Inc.	2.30%	06/01/27	488,827
500,000	AT&T, Inc.	1.65%	02/01/28	476,743
462,000	AT&T, Inc.	4.30%	02/15/30	462,764
500,000	AT&T, Inc.	2.75%	06/01/31	459,437
500,000	AT&T, Inc.	2.25%	02/01/32	438,762
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,188,445
500,000	AT&T, Inc.	5.55%	11/01/45	481,941
1,186,000	AT&T, Inc.	3.50%	09/15/53	794,300
504,000	AT&T, Inc.	3.55%	09/15/55	335,852
1,044,000	AT&T, Inc.	3.65%	09/15/59	689,021
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,110,802
500,000	Verizon Communications, Inc.	1.75%	01/20/31	440,339
500,000	Verizon Communications, Inc.	2.55%	03/21/31	456,773
1,650,000	Verizon Communications, Inc.	4.78%	02/15/35	1,625,137
500,000	Verizon Communications, Inc.	2.65%	11/20/40	357,336
500,000	Verizon Communications, Inc.	3.40%	03/22/41	391,993
500,000	Verizon Communications, Inc.	2.88%	11/20/50	310,855
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	710,980
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	741,498
				11,961,805
	Electric Utilities – 6.5%
1,000,000	AEP Transmission Co., LLC	5.15%	04/01/34	1,021,816
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	743,425
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	486,695
2,000,000	AEP Transmission Co., LLC, Series N	2.75%	08/15/51	1,238,360
1,000,000	Alabama Power Co.	5.85%	11/15/33	1,075,053
500,000	Alabama Power Co.	5.10%	04/02/35	512,113
500,000	Alabama Power Co.	3.45%	10/01/49	356,129
1,000,000	Alabama Power Co.	3.13%	07/15/51	665,440
1,000,000	Alabama Power Co., Series C	4.30%	03/15/31	1,003,812
2,542,000	American Transmission Systems, Inc. (b)	2.65%	01/15/32	2,292,241
1,000,000	Appalachian Power Co., Series AA	2.70%	04/01/31	916,727
500,000	Commonwealth Edison Co.	4.90%	02/01/33	512,274
500,000	Commonwealth Edison Co.	4.00%	03/01/49	391,811
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	947,237
1,000,000	Duke Energy Carolinas, LLC	4.85%	01/15/34	1,013,618
2,000,000	Duke Energy Carolinas, LLC	5.35%	01/15/53	1,926,612
1,000,000	Duke Energy Carolinas, LLC	5.40%	01/15/54	973,347
1,000,000	Duke Energy Florida, LLC	5.88%	11/15/33	1,080,236
267,000	Duke Energy Florida, LLC	4.85%	12/01/35	265,952
500,000	Duke Energy Florida, LLC	6.20%	11/15/53	537,191
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,000,000	Duke Energy Progress, LLC	4.00%	04/01/52	$779,617
1,500,000	FirstEnergy Transmission, LLC	4.55%	01/15/30	1,512,522
1,000,000	Florida Power & Light Co.	5.30%	06/15/34	1,048,030
1,500,000	Florida Power & Light Co.	4.70%	02/15/36	1,486,333
2,000,000	Florida Power & Light Co.	5.69%	03/01/40	2,105,373
1,750,000	Florida Power & Light Co.	5.60%	06/15/54	1,759,390
1,500,000	Florida Power & Light Co.	5.60%	02/15/66	1,478,010
500,000	Georgia Power Co.	4.00%	10/01/28	502,949
2,000,000	Georgia Power Co.	4.55%	03/15/30	2,034,525
1,000,000	Georgia Power Co.	4.85%	03/15/31	1,026,600
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	333,795
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	991,084
500,000	Indiana Michigan Power Co., Series L	3.75%	07/01/47	384,393
1,250,000	Northern States Power Co.	5.40%	03/15/54	1,217,797
1,000,000	NRG Energy, Inc. (b)	4.73%	10/15/30	1,001,917
1,000,000	NRG Energy, Inc. (b)	5.41%	10/15/35	999,481
3,000,000	Ohio Edison Co. (b)	5.50%	01/15/33	3,127,069
500,000	PECO Energy Co.	3.90%	03/01/48	393,014
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,313,969
1,500,000	Public Service Electric and Gas Co.	5.20%	03/01/34	1,545,867
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	490,540
1,750,000	Public Service Electric and Gas Co.	5.45%	03/01/54	1,717,890
1,000,000	Trans-Allegheny Interstate Line Co. (b)	5.00%	01/15/31	1,027,905
500,000	Virginia Electric and Power Co.	5.60%	09/15/55	486,094
				48,724,253
	Electronic Equipment, Instruments & Components – 0.1%
1,000,000	Amphenol Corp.	4.13%	11/15/30	995,081
	Financial Services – 0.5%
1,250,000	Global Payments, Inc.	4.88%	11/15/30	1,251,681
2,250,000	Global Payments, Inc.	5.55%	11/15/35	2,237,230
				3,488,911
	Food Products – 1.0%
1,000,000	Conagra Brands, Inc.	5.00%	08/01/30	1,012,453
2,000,000	Conagra Brands, Inc.	5.30%	11/01/38	1,910,489
500,000	Conagra Brands, Inc.	5.40%	11/01/48	448,242
2,250,000	Kraft Heinz Foods Co.	5.50%	06/01/50	2,109,807
2,000,000	The Campbell’s Company	5.40%	03/21/34	2,037,698
				7,518,689
	Ground Transportation – 0.5%
1,500,000	CSX Corp.	4.50%	11/15/52	1,273,997
2,500,000	Union Pacific Corp.	4.95%	05/15/53	2,281,281
				3,555,278
	Health Care Equipment & Supplies – 0.9%
1,500,000	180 Medical, Inc. (b)	5.30%	10/08/35	1,498,526
2,350,000	Abbott Laboratories	4.90%	11/30/46	2,214,055
2,000,000	Medline Borrower, L.P. (b)	3.88%	04/01/29	1,954,008
1,170,000	Solventum Corp.	5.90%	04/30/54	1,176,065
				6,842,654
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services – 3.9%
$1,143,000	Centene Corp.	4.25%	12/15/27	$1,136,979
1,000,000	Centene Corp.	2.45%	07/15/28	937,124
1,200,000	Cigna (The) Group	4.38%	10/15/28	1,211,143
1,150,000	Cigna (The) Group	5.00%	05/15/29	1,181,373
1,000,000	Cigna (The) Group	4.50%	09/15/30	1,007,106
1,100,000	Cigna (The) Group	5.40%	03/15/33	1,147,582
1,150,000	Cigna (The) Group	5.25%	02/15/34	1,184,659
1,500,000	Cigna (The) Group	4.90%	12/15/48	1,341,813
1,150,000	Cigna (The) Group	5.60%	02/15/54	1,116,010
1,000,000	Cigna (The) Group	6.00%	01/15/56	1,029,038
2,000,000	CVS Health Corp.	6.20%	09/15/55	2,032,057
500,000	Elevance Health, Inc.	4.55%	05/15/52	416,445
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,035,182
500,000	Elevance Health, Inc.	5.70%	02/15/55	488,866
500,000	Elevance Health, Inc.	5.70%	09/15/55	490,195
1,000,000	HCA, Inc.	5.25%	03/01/30	1,032,608
1,000,000	HCA, Inc.	2.38%	07/15/31	897,718
2,500,000	HCA, Inc.	5.50%	06/01/33	2,602,869
2,500,000	HCA, Inc.	3.50%	07/15/51	1,701,252
2,500,000	HCA, Inc.	5.90%	06/01/53	2,450,333
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,650,122
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,026,232
				29,116,706
	Hotels, Restaurants & Leisure – 0.4%
500,000	Hyatt Hotels Corp.	5.40%	12/15/35	501,260
2,500,000	McDonald’s Corp.	5.45%	08/14/53	2,429,209
313,000	Sodexo, Inc. (b)	5.15%	08/15/30	321,283
				3,251,752
	Independent Power & Renewable Electricity Producers – 0.4%
1,000,000	Vistra Operations Co., LLC (b)	4.60%	10/15/30	1,000,825
2,000,000	Vistra Operations Co., LLC (b)	5.70%	12/30/34	2,065,764
				3,066,589
	Insurance – 2.7%
2,500,000	Aon North America, Inc.	5.13%	03/01/27	2,531,912
182,000	Aon North America, Inc.	5.15%	03/01/29	187,299
2,300,000	Aon North America, Inc.	5.75%	03/01/54	2,290,038
1,000,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	1,011,112
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	982,601
1,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	1,106,542
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	960,625
750,000	Brown & Brown, Inc.	4.90%	06/23/30	760,910
2,750,000	Brown & Brown, Inc.	5.65%	06/11/34	2,844,637
400,000	Brown & Brown, Inc.	5.55%	06/23/35	410,403
2,500,000	Brown & Brown, Inc.	4.95%	03/17/52	2,182,840
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,082,606
1,115,000	Marsh & McLennan Cos., Inc.	5.45%	03/15/54	1,084,753
1,660,000	Ryan Specialty LLC (b)	5.88%	08/01/32	1,697,197
1,000,000	Willis North America, Inc.	4.55%	03/15/31	1,001,639
				20,135,114
	Life Sciences Tools & Services – 0.3%
2,000,000	IQVIA, Inc.	5.70%	05/15/28	2,070,520
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media – 0.3%
$500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital	5.85%	12/01/35	$499,006
500,000	Comcast Corp.	3.25%	11/01/39	390,944
1,000,000	Comcast Corp.	3.75%	04/01/40	825,005
500,000	Comcast Corp.	4.00%	08/15/47	378,710
				2,093,665
	Multi-Utilities – 0.3%
2,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	2,106,595
	Oil, Gas & Consumable Fuels – 1.2%
1,000,000	BP Capital Markets America, Inc.	4.70%	04/10/29	1,019,643
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	450,137
1,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	1,367,546
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	761,754
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	640,150
1,000,000	Energy Transfer, L.P.	5.20%	04/01/30	1,030,743
3,750,000	Sabine Pass Liquefaction, LLC	4.20%	03/15/28	3,756,719
				9,026,692
	Pharmaceuticals – 0.1%
1,000,000	AstraZeneca Finance, LLC	2.25%	05/28/31	910,710
	Professional Services – 0.3%
1,000,000	Verisk Analytics, Inc.	5.25%	03/15/35	1,018,162
1,000,000	Verisk Analytics, Inc.	5.13%	02/15/36	1,007,038
				2,025,200
	Semiconductors & Semiconductor Equipment – 0.5%
500,000	Broadcom, Inc.	4.75%	04/15/29	509,539
500,000	Broadcom, Inc.	2.45%	02/15/31	457,564
1,250,000	Broadcom, Inc.	4.30%	11/15/32	1,233,735
250,000	Broadcom, Inc.	2.60%	02/15/33	220,585
383,000	Broadcom, Inc.	3.42%	04/15/33	354,642
500,000	Broadcom, Inc.	3.47%	04/15/34	456,082
642,000	Broadcom, Inc. (b)	4.93%	05/15/37	633,932
				3,866,079
	Software – 0.8%
1,000,000	AppLovin Corp.	5.13%	12/01/29	1,026,065
2,997,000	CrowdStrike Holdings, Inc.	3.00%	02/15/29	2,878,516
1,000,000	Oracle Corp.	6.15%	11/09/29	1,044,397
1,000,000	Roper Technologies, Inc.	4.90%	10/15/34	998,169
				5,947,147
	Specialized REITs – 0.1%
1,000,000	VICI Properties, L.P.	5.13%	11/15/31	1,013,520
	Specialty Retail – 0.1%
1,000,000	Lowe’s Cos, Inc.	4.25%	03/15/31	996,088
	Technology Hardware, Storage & Peripherals – 0.1%
500,000	Dell International, LLC/EMC Corp.	4.50%	02/15/31	499,645
	Trading Companies & Distributors – 0.3%
1,000,000	Ashtead Capital, Inc. (b)	5.95%	10/15/33	1,058,562
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors (Continued)
$1,000,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	$1,049,050
				2,107,612
	Water Utilities – 1.0%
4,500,000	American Water Capital Corp.	5.15%	03/01/34	4,636,159
2,500,000	American Water Capital Corp.	5.45%	03/01/54	2,433,650
667,000	American Water Capital Corp.	5.70%	09/01/55	668,443
				7,738,252
	Wireless Telecommunication Services – 1.5%
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	498,584
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	720,246
2,500,000	T-Mobile USA, Inc.	4.85%	01/15/29	2,554,020
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	685,401
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	443,105
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,548,659
1,000,000	T-Mobile USA, Inc.	5.15%	04/15/34	1,022,576
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,118,359
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	669,196
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,452,232
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	986,014
				11,698,392
	Total Corporate Bonds and Notes			325,785,471
	(Cost $334,296,839)
FOREIGN CORPORATE BONDS AND NOTES – 4.2%
	Banks – 1.8%
1,000,000	Banco Santander S.A.	4.55%	11/06/30	1,001,308
1,000,000	Banco Santander S.A.	5.13%	11/06/35	1,000,035
2,000,000	Barclays PLC (a)	5.37%	02/25/31	2,067,528
500,000	BNP Paribas S.A. (a) (b)	5.09%	05/09/31	510,634
1,250,000	Lloyds Banking Group PLC (a)	5.09%	11/26/28	1,274,138
2,250,000	Lloyds Banking Group PLC (a)	5.72%	06/05/30	2,359,211
2,000,000	Royal Bank of Canada (a)	5.15%	02/04/31	2,060,026
1,000,000	Royal Bank of Canada (a)	4.70%	08/06/31	1,013,297
1,250,000	Toronto-Dominion (The) Bank	4.98%	04/05/27	1,266,533
1,000,000	Toronto-Dominion (The) Bank	4.81%	06/03/30	1,020,930
				13,573,640
	Capital Markets – 0.7%
1,000,000	UBS Group AG (a) (b)	5.62%	09/13/30	1,044,933
444,000	UBS Group AG (a) (b)	4.40%	09/23/31	441,969
1,500,000	UBS Group AG (a) (b)	4.84%	11/06/33	1,501,872
2,000,000	UBS Group AG (a) (b)	5.70%	02/08/35	2,104,008
				5,092,782
	Containers & Packaging – 0.3%
2,500,000	Smurfit Kappa Treasury ULC	5.44%	04/03/34	2,589,371
	Hotels, Restaurants & Leisure – 0.1%
1,000,000	Flutter Treasury DAC (b)	5.88%	06/04/31	1,014,445
	Insurance – 0.3%
2,000,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	2,083,506
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Life Sciences Tools & Services – 0.3%
$1,250,000	Icon Investments Six DAC	5.85%	05/08/29	$1,304,911
1,250,000	Icon Investments Six DAC	6.00%	05/08/34	1,322,490
				2,627,401
	Oil, Gas & Consumable Fuels – 0.4%
500,000	Enbridge, Inc.	4.60%	06/20/28	505,692
1,500,000	Enbridge, Inc.	4.20%	11/20/28	1,502,945
1,000,000	Enbridge, Inc.	4.50%	02/15/31	1,000,740
				3,009,377
	Software – 0.2%
1,125,000	Constellation Software, Inc. (b)	5.46%	02/16/34	1,135,894
	Textiles, Apparel & Luxury Goods – 0.1%
500,000	Gildan Activewear, Inc. (b)	5.40%	10/07/35	499,152
	Total Foreign Corporate Bonds and Notes			31,625,568
	(Cost $31,035,160)
U.S. GOVERNMENT BONDS AND NOTES – 0.3%
325,000	United States Treasury Bond	4.63%	11/15/45	317,637
365,000	United States Treasury Bond	4.75%	08/15/55	358,954
855,000	United States Treasury Note	3.50%	11/30/30	846,517
545,000	United States Treasury Note	4.00%	11/15/35	537,208
	Total U.S. Government Bonds and Notes			2,060,316
	(Cost $2,075,946)

Shares	Description	Value
MONEY MARKET FUNDS – 0.6%
4,485,640	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (c)	4,485,640
	(Cost $4,485,640)

Total Investments – 99.5%	748,783,847
(Cost $723,347,070)

Net Other Assets and Liabilities – 0.5%	3,990,481
Net Assets – 100.0%	$752,774,328

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at December 31, 2025.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At December 31, 2025, securities noted as such amounted to $36,909,459 or 4.9% of net assets.

(c)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$384,826,852	$384,826,852	$—	$—
Corporate Bonds and Notes*	325,785,471	—	325,785,471	—
Foreign Corporate Bonds and Notes*	31,625,568	—	31,625,568	—
U.S. Government Bonds and Notes	2,060,316	—	2,060,316	—
Money Market Funds	4,485,640	4,485,640	—	—
Total Investments	$748,783,847	$389,312,492	$359,471,355	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
December 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 50.9%
	Capital Markets – 50.9%
7,790	First Trust AAA CMBS ETF (a)	$159,695
31,000	First Trust Intermediate Government Opportunities ETF (a)	634,725
15,928	First Trust Limited Duration Investment Grade Corporate ETF (a)	305,658
76,160	First Trust Preferred Securities and Income ETF (a)	1,387,635
40,253	First Trust Senior Loan ETF (a)	1,846,808
7,601	First Trust Structured Credit Income Opportunities ETF (a)	158,101
32,901	First Trust Tactical High Yield ETF (a)	1,377,236
169	iShares 20+ Year Treasury Bond ETF	14,730
651	iShares 3-7 Year Treasury Bond ETF	77,697
4,510	iShares 7-10 Year Treasury Bond ETF	433,682
9,848	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,085,151
3,898	iShares MBS ETF	371,167
	Total Exchange-Traded Funds	7,852,285
	(Cost $7,773,410)
COMMON STOCKS (b) – 36.4%
	Aerospace & Defense – 0.4%
103	Northrop Grumman Corp.	58,732
	Automobiles – 0.2%
66	Ferrari N.V.	24,391
	Banks – 0.9%
424	JPMorgan Chase & Co.	136,621
	Beverages – 0.2%
233	PepsiCo, Inc.	33,440
	Biotechnology – 0.3%
193	AbbVie, Inc.	44,098
	Capital Markets – 0.4%
356	Intercontinental Exchange, Inc.	57,658
	Construction & Engineering – 0.1%
56	Quanta Services, Inc.	23,635
	Consumer Finance – 0.6%
253	American Express Co.	93,597
	Consumer Staples Distribution & Retail – 0.5%
722	Walmart, Inc.	80,438
	Diversified REITs – 0.5%
1,285	WP Carey, Inc.	82,703
	Electric Utilities – 2.7%
512	Alliant Energy Corp.	33,285
292	American Electric Power Co., Inc.	33,671
286	Duke Energy Corp.	33,522
455	Entergy Corp.	42,056
456	Evergy, Inc.	33,055
195	FirstEnergy Corp.	8,730
199	IDACORP, Inc.	25,185
1,127	NextEra Energy, Inc.	90,476
389	OGE Energy Corp.	16,610
534	PG&E Corp.	8,581
1,222	PPL Corp.	42,795
385	Southern (The) Co.	33,572
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Electric Utilities (Continued)
229	Xcel Energy, Inc.	$16,914
		418,452
	Electrical Equipment – 0.6%
233	Eaton Corp. PLC	74,213
132	Generac Holdings, Inc. (c)	18,001
		92,214
	Electronic Equipment, Instruments & Components – 0.4%
248	TE Connectivity PLC	56,423
	Energy Equipment & Services – 0.1%
665	Archrock, Inc.	17,303
	Financial Services – 0.5%
239	Visa, Inc., Class A	83,820
	Gas Utilities – 1.0%
149	Atmos Energy Corp.	24,977
68	Chesapeake Utilities Corp.	8,484
819	National Fuel Gas Co.	65,569
615	New Jersey Resources Corp.	28,364
425	ONE Gas, Inc.	32,831
		160,225
	Health Care Equipment & Supplies – 0.5%
252	Abbott Laboratories	31,573
421	Medtronic PLC	40,441
		72,014
	Health Care Providers & Services – 0.4%
207	Cencora, Inc.	69,914
	Health Care REITs – 2.2%
2,337	CareTrust REIT, Inc.	84,506
4,479	Sabra Health Care REIT, Inc.	84,832
1,100	Ventas, Inc.	85,118
452	Welltower, Inc.	83,896
		338,352
	Hotel & Resort REITs – 1.1%
4,641	Host Hotels & Resorts, Inc.	82,285
884	Ryman Hospitality Properties, Inc.	83,644
		165,929
	Hotels, Restaurants & Leisure – 0.5%
199	McDonald’s Corp.	60,820
213	Starbucks Corp.	17,937
		78,757
	Independent Power & Renewable Electricity Producers – 0.3%
1,258	Clearway Energy, Inc., Class A	39,526
	Industrial Conglomerates – 0.3%
203	Honeywell International, Inc.	39,603
	Industrial REITs – 1.6%
462	EastGroup Properties, Inc.	82,301
644	Prologis, Inc.	82,213
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Industrial REITs (Continued)
2,239	STAG Industrial, Inc.	$82,305
		246,819
	Insurance – 0.5%
276	Brown & Brown, Inc.	21,997
169	Chubb Ltd.	52,749
		74,746
	IT Services – 1.0%
348	Accenture PLC, Class A	93,368
203	International Business Machines Corp.	60,131
		153,499
	Machinery – 1.0%
146	Caterpillar, Inc.	83,639
17	Cummins, Inc.	8,677
80	Parker-Hannifin Corp.	70,317
		162,633
	Media – 0.2%
348	Fox Corp., Class A	25,428
	Metals & Mining – 0.7%
301	Franco-Nevada Corp.	62,391
246	Nucor Corp.	40,125
		102,516
	Multi-Utilities – 2.0%
170	Ameren Corp.	16,976
624	Atco Ltd., Class I (CAD)	25,632
882	CenterPoint Energy, Inc.	33,816
359	CMS Energy Corp.	25,105
282	Dominion Energy, Inc.	16,522
197	DTE Energy Co.	25,409
1,258	Public Service Enterprise Group, Inc.	101,018
483	Sempra	42,644
281	WEC Energy Group, Inc.	29,634
		316,756
	Office REITs – 1.1%
3,243	Cousins Properties, Inc.	83,605
1,792	SL Green Realty Corp.	82,199
		165,804
	Oil, Gas & Consumable Fuels – 2.2%
129	Cheniere Energy, Inc.	25,076
620	ConocoPhillips	58,038
123	DT Midstream, Inc.	14,721
271	Enbridge, Inc.	12,962
426	Exxon Mobil Corp.	51,265
802	Keyera Corp. (CAD)	25,710
2,219	Kinder Morgan, Inc.	61,000
232	ONEOK, Inc.	17,052
210	Targa Resources Corp.	38,745
318	TC Energy Corp.	17,493
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
281	Williams (The) Cos., Inc.	$16,891
		338,953
	Pharmaceuticals – 0.5%
599	AstraZeneca PLC, ADR	55,066
245	Merck & Co., Inc.	25,789
		80,855
	Residential REITs – 1.1%
1,361	Equity Residential	85,797
625	Mid-America Apartment Communities, Inc.	86,819
		172,616
	Retail REITs – 2.1%
3,069	Brixmor Property Group, Inc.	80,469
4,025	Kimco Realty Corp.	81,587
1,186	Regency Centers Corp.	81,869
461	Simon Property Group, Inc.	85,336
		329,261
	Semiconductors & Semiconductor Equipment – 1.7%
205	Broadcom, Inc.	70,951
617	QUALCOMM, Inc.	105,538
270	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	82,050
		258,539
	Software – 1.6%
98	Intuit, Inc.	64,917
191	Microsoft Corp.	92,372
309	Oracle Corp.	60,227
103	SAP SE, ADR	25,020
		242,536
	Specialized REITs – 3.6%
454	American Tower Corp.	79,709
514	Digital Realty Trust, Inc.	79,521
108	Equinix, Inc.	82,745
1,874	Gaming and Leisure Properties, Inc.	83,749
907	Iron Mountain, Inc.	75,236
297	Public Storage	77,071
2,765	VICI Properties, Inc.	77,752
		555,783
	Specialty Retail – 0.6%
567	TJX (The) Cos., Inc.	87,097
	Technology Hardware, Storage & Peripherals – 0.2%
132	Apple, Inc.	35,886
	Total Common Stocks	5,617,572
	(Cost $5,200,372)
MASTER LIMITED PARTNERSHIPS – 3.5%
	Chemicals – 0.1%
655	Westlake Chemical Partners, L.P.	12,445
	Oil, Gas & Consumable Fuels – 3.4%
630	Cheniere Energy Partners, L.P.	33,692
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
8,225	Energy Transfer, L.P.	$135,630
5,149	Enterprise Products Partners, L.P.	165,077
1,858	MPLX, L.P.	99,162
3,344	Plains GP Holdings, L.P., Class A	64,004
649	Sunoco, L.P.	34,014
		531,579
	Total Master Limited Partnerships	544,024
	(Cost $501,973)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 7.9%
$32,350	U.S. Treasury Inflation Indexed Bond (d)	0.38%	01/15/27	31,954
32,290	U.S. Treasury Inflation Indexed Bond (d)	0.13%	04/15/27	31,711
35,939	U.S. Treasury Inflation Indexed Bond (d)	0.38%	07/15/27	35,528
31,876	U.S. Treasury Inflation Indexed Bond (d)	1.63%	10/15/27	32,122
35,641	U.S. Treasury Inflation Indexed Bond (d)	0.50%	01/15/28	35,021
17,096	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/28	17,227
31,480	U.S. Treasury Inflation Indexed Bond (d)	1.25%	04/15/28	31,359
24,158	U.S. Treasury Inflation Indexed Bond (d)	3.63%	04/15/28	25,356
33,726	U.S. Treasury Inflation Indexed Bond (d)	0.75%	07/15/28	33,329
31,891	U.S. Treasury Inflation Indexed Bond (d)	2.38%	10/15/28	32,848
33,527	U.S. Treasury Inflation Indexed Bond (d)	0.88%	01/15/29	33,017
15,166	U.S. Treasury Inflation Indexed Bond (d)	2.50%	01/15/29	15,658
32,633	U.S. Treasury Inflation Indexed Bond (d)	2.13%	04/15/29	33,329
27,729	U.S. Treasury Inflation Indexed Bond (d)	3.88%	04/15/29	29,879
36,915	U.S. Treasury Inflation Indexed Bond (d)	0.25%	07/15/29	35,576
34,148	U.S. Treasury Inflation Indexed Bond (d)	1.63%	10/15/29	34,492
36,701	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/30	34,820
36,823	U.S. Treasury Inflation Indexed Bond (d)	1.63%	04/15/30	37,017
38,099	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/30	35,966
20,132	U.S. Treasury Inflation Indexed Bond (d)	1.13%	10/15/30	19,830
37,524	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/31	34,989
40,090	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/31	37,157
42,286	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/32	38,653
7,338	U.S. Treasury Inflation Indexed Bond (d)	3.38%	04/15/32	8,103
36,981	U.S. Treasury Inflation Indexed Bond (d)	0.63%	07/15/32	34,707
38,258	U.S. Treasury Inflation Indexed Bond (d)	1.13%	01/15/33	36,722
35,379	U.S. Treasury Inflation Indexed Bond (d)	1.38%	07/15/33	34,498
38,133	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/34	37,931
40,469	U.S. Treasury Inflation Indexed Bond (d)	1.88%	07/15/34	40,646
42,301	U.S. Treasury Inflation Indexed Bond (d)	2.13%	01/15/35	43,063
43,603	U.S. Treasury Inflation Indexed Bond (d)	1.88%	07/15/35	43,500
15,065	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/40	14,927
24,979	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/41	24,479
22,767	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/42	17,745
23,509	U.S. Treasury Inflation Indexed Bond (d)	0.63%	02/15/43	17,517
22,074	U.S. Treasury Inflation Indexed Bond (d)	1.38%	02/15/44	18,503
22,538	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/45	16,453
19,239	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/46	14,522
17,535	U.S. Treasury Inflation Indexed Bond (d)	0.88%	02/15/47	12,658
17,165	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/48	12,553
14,233	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/49	10,251
13,931	U.S. Treasury Inflation Indexed Bond (d)	0.25%	02/15/50	8,030
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$15,008	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/51	$8,117
16,375	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/52	8,674
14,240	U.S. Treasury Inflation Indexed Bond (d)	1.50%	02/15/53	11,115
12,731	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/54	11,451
13,414	U.S. Treasury Inflation Indexed Bond (d)	2.38%	02/15/55	12,739
	Total U.S. Government Bonds and Notes			1,225,742
	(Cost $1,230,062)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Fannie Mae REMICS
146	Series 1999-56, Class Z	7.00%	12/01/29	150
	Freddie Mac REMICS
1	Series 1996-1847, Class LL	7.50%	04/01/26	0
372	Series 1999-2130, Class KB	6.38%	03/01/29	379
	Total U.S. Government Agency Mortgage-Backed Securities			529
	(Cost $526)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1 (e)	4.75%	09/01/25	0
	(Cost $299)

Shares	Description	Value
MONEY MARKET FUNDS – 1.6%
240,265	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (f)	240,265
	(Cost $240,265)

Total Investments – 100.3%	15,480,417
(Cost $14,946,907)

Net Other Assets and Liabilities – (0.3)%	(51,797)
Net Assets – 100.0%	$15,428,620

(a)	Investment in an affiliated fund.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
REITs	– Real Estate Investment Trusts
REMICS	– Real Estate Mortgage Investment Conduit
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$7,852,285	$7,852,285	$—	$—
Common Stocks*	5,617,572	5,617,572	—	—
Master Limited Partnerships*	544,024	544,024	—	—
U.S. Government Bonds and Notes	1,225,742	—	1,225,742	—
U.S. Government Agency Mortgage-Backed Securities	529	—	529	—
Mortgage-Backed Securities	— **	—	— **	—
Money Market Funds	240,265	240,265	—	—
Total Investments	$15,480,417	$14,254,146	$1,226,271	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
December 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.9%
	Capital Markets – 98.9%
11,832	First Trust China AlphaDEX® Fund (a)	$334,491
10,879	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	864,298
19,848	First Trust Dow Jones Internet Index Fund (a) (b)	5,342,685
26,766	First Trust Emerging Markets AlphaDEX® Fund (a)	732,050
4,897	First Trust Europe AlphaDEX® Fund (a)	263,236
5,569	First Trust Eurozone AlphaDEX® ETF (a)	341,929
76,302	First Trust Financials AlphaDEX® Fund (a)	4,604,826
4,389	First Trust Germany AlphaDEX® Fund (a)	273,703
110,973	First Trust Indxx Aerospace & Defense ETF (a)	4,748,535
47,140	First Trust Large Cap Core AlphaDEX® Fund (a)	5,591,586
36,592	First Trust Large Cap Growth AlphaDEX® Fund (a)	5,850,190
58,829	First Trust Mid Cap Growth AlphaDEX® Fund (a)	5,364,852
33,179	First Trust Nasdaq Semiconductor ETF (a)	4,297,832
6,114	First Trust United Kingdom AlphaDEX® Fund (a)	311,259
105,416	First Trust Utilities AlphaDEX® Fund (a)	4,744,774
30,225	iShares Core U.S. Aggregate Bond ETF	3,018,873
76,632	SPDR Bloomberg Emerging Markets Local Bond ETF	1,637,626
52,622	SPDR Bloomberg International Corporate Bond ETF	1,689,692
41,648	State Street Blackstone Senior Loan ETF	1,718,813
18,023	State Street SPDR Bloomberg High Yield Bond ETF	1,752,016
	Total Exchange-Traded Funds	53,483,266
	(Cost $45,393,122)
MONEY MARKET FUNDS – 1.3%
722,213	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (c)	722,213
	(Cost $722,213)

Total Investments – 100.2%	54,205,479
(Cost $46,115,335)

Net Other Assets and Liabilities – (0.2)%	(97,010)
Net Assets – 100.0%	$54,108,469

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$53,483,266	$53,483,266	$—	$—
Money Market Funds	722,213	722,213	—	—
Total Investments	$54,205,479	$54,205,479	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS – 98.1%
	Aerospace & Defense – 3.9%
11,249	General Dynamics Corp.	$3,787,088
6,266	Northrop Grumman Corp.	3,572,936
		7,360,024
	Air Freight & Logistics – 2.4%
31,063	Expeditors International of Washington, Inc.	4,628,698
	Beverages – 6.0%
54,429	Coca-Cola (The) Co.	3,805,131
53,049	Monster Beverage Corp. (a)	4,067,267
24,235	PepsiCo, Inc.	3,478,207
		11,350,605
	Biotechnology – 2.0%
16,227	AbbVie, Inc.	3,707,707
	Capital Markets – 12.2%
7,921	Ameriprise Financial, Inc.	3,883,983
15,546	Cboe Global Markets, Inc.	3,902,046
39,569	Charles Schwab (The) Corp.	3,953,339
7,908	Moody’s Corp.	4,039,802
23,067	Raymond James Financial, Inc.	3,704,330
35,922	T. Rowe Price Group, Inc.	3,677,694
		23,161,194
	Chemicals – 3.7%
13,460	Ecolab, Inc.	3,533,519
8,262	Linde PLC	3,522,834
		7,056,353
	Commercial Services & Supplies – 3.7%
84,012	Copart, Inc. (a)	3,289,070
36,250	Veralto Corp.	3,617,025
		6,906,095
	Communications Equipment – 5.5%
53,117	Cisco Systems, Inc.	4,091,602
12,380	F5, Inc. (a)	3,160,119
8,371	Motorola Solutions, Inc.	3,208,772
		10,460,493
	Construction & Engineering – 1.4%
28,464	AECOM	2,713,473
	Consumer Staples Distribution & Retail – 3.9%
3,978	Costco Wholesale Corp.	3,430,388
34,578	Walmart, Inc.	3,852,335
		7,282,723
Shares	Description	Value

	Entertainment – 1.8%
24,003	Live Nation Entertainment, Inc. (a)	$3,420,427
	Financial Services – 4.0%
6,641	Mastercard, Inc., Class A	3,791,214
10,895	Visa, Inc., Class A	3,820,986
		7,612,200
	Ground Transportation – 2.0%
16,479	Union Pacific Corp.	3,811,922
	Health Care Equipment & Supplies – 3.7%
28,980	Abbott Laboratories	3,630,904
13,895	ResMed, Inc.	3,346,889
		6,977,793
	Health Care Providers & Services – 2.1%
11,473	Cencora, Inc.	3,875,006
	Household Products – 3.8%
47,082	Colgate-Palmolive Co.	3,720,420
24,604	Procter & Gamble (The) Co.	3,525,999
		7,246,419
	Industrial Conglomerates – 4.1%
24,405	3M Co.	3,907,240
19,477	Honeywell International, Inc.	3,799,768
		7,707,008
	Insurance – 3.8%
19,648	Marsh & McLennan Cos., Inc.	3,645,097
50,313	W.R. Berkley Corp.	3,527,947
		7,173,044
	IT Services – 2.5%
56,372	Cognizant Technology Solutions Corp., Class A	4,678,876
	Machinery – 6.7%
9,046	Cummins, Inc.	4,617,531
22,373	Dover Corp.	4,368,105
10,964	Snap-on, Inc.	3,778,194
		12,763,830
	Oil, Gas & Consumable Fuels – 1.9%
35,069	EOG Resources, Inc.	3,682,596
	Pharmaceuticals – 3.8%
19,279	Johnson & Johnson	3,989,789
25,858	Zoetis, Inc.	3,253,454
		7,243,243
	Professional Services – 3.5%
13,243	Automatic Data Processing, Inc.	3,406,497
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
29,434	Paychex, Inc.	$3,301,906
		6,708,403
	Software – 1.9%
7,253	Microsoft Corp.	3,507,696
	Specialized REITs – 1.7%
12,110	Public Storage	3,142,545
	Specialty Retail – 6.1%
9,505	Home Depot (The), Inc.	3,270,671
23,831	Ross Stores, Inc.	4,292,916
25,897	TJX (The) Cos., Inc.	3,978,038
		11,541,625
	Total Common Stocks	185,719,998
	(Cost $173,282,854)
MONEY MARKET FUNDS – 2.0%
3,829,755	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (b)	3,829,755
	(Cost $3,829,755)
	Total Investments – 100.1%	189,549,753
	(Cost $177,112,609)
	Net Other Assets and Liabilities – (0.1)%	(122,769)
	Net Assets – 100.0%	$189,426,984

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$185,719,998	$185,719,998	$—	$—
Money Market Funds	3,829,755	3,829,755	—	—
Total Investments	$189,549,753	$189,549,753	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) – 98.4%
	Aerospace & Defense – 1.9%
2,222	Safran S.A. (EUR)	$776,599
	Banks – 4.5%
5,294	Royal Bank of Canada (CAD)	902,512
9,738	Toronto-Dominion Bank (The) (CAD)	917,786
		1,820,298
	Beverages – 2.1%
16,160	Coca-Cola HBC AG (GBP)	836,898
	Broadline Retail – 3.8%
4,347	Next PLC (GBP)	801,585
123,600	Pan Pacific International Holdings Corp. (JPY)	735,650
		1,537,235
	Capital Markets – 7.2%
13,452	3i Group PLC (GBP)	591,668
2,967	Deutsche Boerse AG (EUR)	780,001
5,273	Euronext N.V. (EUR) (b) (c)	793,194
59,500	Singapore Exchange Ltd. (SGD)	785,063
		2,949,926
	Chemicals – 1.8%
3,485	Sika AG (CHF)	715,391
	Construction & Engineering – 2.0%
12,233	Ferrovial SE (EUR)	795,580
	Consumer Staples Distribution & Retail – 2.0%
18,274	Loblaw Cos. Ltd. (CAD)	826,128
	Diversified Telecommunication Services – 2.1%
236,900	Singapore Telecommunications Ltd. (SGD)	838,568
	Entertainment – 1.8%
27,949	Universal Music Group N.V. (EUR)	730,159
	Financial Services – 2.0%
33,087	Poste Italiane S.p.A. (EUR) (b) (c)	835,225
	Food Products – 1.8%
7,190	Nestle S.A. (CHF)	714,734
	Health Care Equipment & Supplies – 1.8%
2,806	Sonova Holding AG (CHF)	733,648
	Hotels, Restaurants & Leisure – 5.3%
9,824	Amadeus IT Group S.A. (EUR)	725,498
18,335	Aristocrat Leisure Ltd. (AUD)	711,883
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
22,651	Compass Group PLC (GBP)	$721,786
		2,159,167
	Household Products – 1.9%
9,724	Reckitt Benckiser Group PLC (GBP)	786,710
	Insurance – 16.4%
1,896	Allianz SE (EUR)	870,104
18,717	Great-West Lifeco, Inc. (CAD)	923,066
2,636	Hannover Rueck SE (EUR)	824,641
1,217	Muenchener Rueckversicherungs- Gesellschaft AG (EUR)	804,069
57,965	Prudential PLC (GBP)	894,243
68,522	Sampo Oyj, Class A (EUR)	831,844
4,202	Swiss Re AG (CHF)	704,754
1,099	Zurich Insurance Group AG (CHF)	834,968
		6,687,689
	IT Services – 3.8%
8,862	CGI, Inc. (CAD)	818,567
23,800	Obic Co., Ltd. (JPY)	747,853
		1,566,420
	Machinery – 6.0%
16,237	Alfa Laval AB (SEK)	821,330
11,783	Kone Oyj, Class B (EUR)	838,597
2,045	Schindler Holding AG (CHF)	772,458
		2,432,385
	Metals & Mining – 4.3%
27,216	BHP Group Ltd. (AUD)	826,217
11,379	Rio Tinto PLC (GBP)	919,379
		1,745,596
	Oil, Gas & Consumable Fuels – 1.9%
9,076	Imperial Oil Ltd. (CAD)	784,111
	Personal Care Products – 3.6%
1,688	L’Oreal S.A. (EUR)	727,238
11,550	Unilever PLC (GBP)	756,567
		1,483,805
	Pharmaceuticals – 8.4%
4,576	AstraZeneca PLC (GBP)	850,597
35,364	GSK PLC (GBP)	869,719
5,852	Novartis AG (CHF)	809,720
2,150	Roche Holding AG (CHF)	890,835
		3,420,871
	Professional Services – 3.9%
24,143	Bureau Veritas S.A. (EUR)	771,174
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Professional Services (Continued)
6,969	SGS S.A. (CHF)	$799,398
		1,570,572
	Software – 1.8%
50,855	Sage Group (The) PLC (GBP)	742,396
	Specialty Retail – 2.2%
13,819	Industria de Diseno Textil S.A. (EUR)	914,967
	Trading Companies & Distributors – 2.2%
69,500	ITOCHU Corp. (JPY)	876,293
	Transportation Infrastructure – 1.9%
27,761	Aena SME S.A. (EUR) (b) (c)	777,121
	Total Common Stocks	40,058,492
	(Cost $35,939,220)
WARRANTS (a) – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (CAD) (d) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 1.5%
633,654	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (h)	633,654
	(Cost $633,654)
	Total Investments – 99.9%	40,692,146
	(Cost $36,572,874)
	Net Other Assets and Liabilities – 0.1%	35,574
	Net Assets – 100.0%	$40,727,720

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with the
provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
December 31, 2025

Country Allocation †	% of Net Assets
United Kingdom	19.5%
Switzerland	19.2
Canada	12.7
Germany	8.0
Spain	5.9
Japan	5.8
Netherlands	5.7
France	5.6
Finland	4.1
Singapore	4.0
Australia	3.8
Italy	2.0
Sweden	2.0
United States	1.6
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Currency Exposure Diversification	% of Total Investments
EUR	31.4%
GBP	21.6
CHF	17.1
CAD	12.7
JPY	5.8
SGD	4.0
AUD	3.8
SEK	2.0
USD	1.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$40,058,492	$40,058,492	$—	$—
Warrants*	— **	—	—	— **
Money Market Funds	633,654	633,654	—	—
Total Investments	$40,692,146	$40,692,146	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS – 98.7%
	Aerospace & Defense – 1.9%
1,235	Northrop Grumman Corp.	$704,209
	Beverages – 2.2%
10,459	Monster Beverage Corp. (a)	801,892
	Biotechnology – 4.5%
8,387	Incyte Corp. (a)	828,384
1,695	United Therapeutics Corp. (a)	825,889
		1,654,273
	Capital Markets – 10.4%
1,562	Ameriprise Financial, Inc.	765,911
3,065	Cboe Global Markets, Inc.	769,315
7,802	Charles Schwab (The) Corp.	779,498
11,089	Interactive Brokers Group, Inc., Class A	713,134
1,559	Moody’s Corp.	796,415
		3,824,273
	Commercial Services & Supplies – 1.8%
16,564	Copart, Inc. (a)	648,481
	Communications Equipment – 5.3%
5,132	Arista Networks, Inc. (a)	672,446
2,441	F5, Inc. (a)	623,090
1,650	Motorola Solutions, Inc.	632,478
		1,928,014
	Consumer Staples Distribution & Retail – 3.9%
784	Costco Wholesale Corp.	676,075
6,817	Walmart, Inc.	759,482
		1,435,557
	Electronic Equipment, Instruments & Components – 2.2%
5,845	Amphenol Corp., Class A	789,893
	Energy Equipment & Services – 4.4%
16,256	Baker Hughes Co.	740,298
22,508	Schlumberger N.V.	863,857
		1,604,155
	Entertainment – 1.6%
6,124	Netflix, Inc. (a)	574,186
	Financial Services – 8.6%
6,051	Apollo Global Management, Inc.	875,943
2,573	Corpay, Inc. (a)	774,293
1,309	Mastercard, Inc., Class A	747,282
2,148	Visa, Inc., Class A	753,325
		3,150,843
Shares	Description	Value

	Ground Transportation – 1.8%
7,957	Uber Technologies, Inc. (a)	$650,166
	Health Care Equipment & Supplies – 3.8%
11,028	Dexcom, Inc. (a)	731,927
2,740	ResMed, Inc.	659,984
		1,391,911
	Hotels, Restaurants & Leisure – 3.9%
5,833	Airbnb, Inc., Class A (a)	791,655
17,545	Chipotle Mexican Grill, Inc. (a)	649,165
		1,440,820
	Household Durables – 3.5%
2,950	Garmin Ltd.	598,407
5,902	PulteGroup, Inc.	692,069
		1,290,476
	Insurance – 2.0%
3,874	Marsh & McLennan Cos., Inc.	718,704
	Interactive Media & Services – 3.4%
1,024	Meta Platforms, Inc., Class A	675,932
22,675	Pinterest, Inc., Class A (a)	587,056
		1,262,988
	IT Services – 1.9%
5,705	GoDaddy, Inc., Class A (a)	707,876
	Machinery – 2.2%
1,393	Caterpillar, Inc.	798,008
	Media – 1.5%
14,695	Trade Desk (The), Inc., Class A (a)	557,822
	Metals & Mining – 2.2%
8,091	Newmont Corp.	807,886
	Pharmaceuticals – 2.7%
915	Eli Lilly & Co.	983,332
	Professional Services – 1.8%
2,611	Automatic Data Processing, Inc.	671,628
	Semiconductors & Semiconductor Equipment – 5.8%
2,102	Broadcom, Inc.	727,502
731	Monolithic Power Systems, Inc.	662,549
4,009	NVIDIA Corp.	747,679
		2,137,730
	Software – 13.3%
1,225	AppLovin Corp., Class A (a)	825,429
2,252	Cadence Design Systems, Inc. (a)	703,930
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
15,256	Dynatrace, Inc. (a)	$661,195
8,802	Fortinet, Inc. (a)	698,967
1,110	Intuit, Inc.	735,286
3,533	Palo Alto Networks, Inc. (a)	650,779
4,064	ServiceNow, Inc. (a)	622,564
		4,898,150
	Specialty Retail – 2.1%
5,106	TJX (The) Cos., Inc.	784,333
	Total Common Stocks	36,217,606
	(Cost $34,674,918)
MONEY MARKET FUNDS – 1.4%
529,356	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (b)	529,356
	(Cost $529,356)
	Total Investments – 100.1%	36,746,962
	(Cost $35,204,274)
	Net Other Assets and Liabilities – (0.1)%	(38,984)
	Net Assets – 100.0%	$36,707,978

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$36,217,606	$36,217,606	$—	$—
Money Market Funds	529,356	529,356	—	—
Total Investments	$36,746,962	$36,746,962	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS – 99.6%
	Aerospace & Defense – 3.9%
920	General Dynamics Corp. (a)	$309,727
513	Northrop Grumman Corp. (a)	292,518
		602,245
	Air Freight & Logistics – 2.5%
2,542	Expeditors International of Washington, Inc. (a)	378,783
	Beverages – 6.1%
4,454	Coca-Cola (The) Co. (a)	311,379
4,341	Monster Beverage Corp. (a) (b)	332,825
1,983	PepsiCo, Inc. (a)	284,600
		928,804
	Biotechnology – 2.0%
1,328	AbbVie, Inc.	303,435
	Capital Markets – 12.4%
648	Ameriprise Financial, Inc.	317,740
1,272	Cboe Global Markets, Inc.	319,272
3,238	Charles Schwab (The) Corp.	323,509
647	Moody’s Corp.	330,520
1,888	Raymond James Financial, Inc.	303,194
2,939	T. Rowe Price Group, Inc.	300,895
		1,895,130
	Chemicals – 3.8%
1,101	Ecolab, Inc. (a)	289,034
676	Linde PLC (a)	288,240
		577,274
	Commercial Services & Supplies – 3.7%
6,875	Copart, Inc. (a) (b)	269,156
2,966	Veralto Corp. (a)	295,948
		565,104
	Communications Equipment – 5.6%
4,346	Cisco Systems, Inc. (a)	334,773
1,013	F5, Inc. (b)	258,578
685	Motorola Solutions, Inc. (a)	262,574
		855,925
	Construction & Engineering – 1.5%
2,329	AECOM	222,024
	Consumer Staples Distribution & Retail – 3.9%
326	Costco Wholesale Corp. (a)	281,123
2,829	Walmart, Inc.	315,179
		596,302
	Entertainment – 1.8%
1,964	Live Nation Entertainment, Inc. (b)	279,870
	Financial Services – 4.1%
543	Mastercard, Inc., Class A (a)	309,988
892	Visa, Inc., Class A (a)	312,833
		622,821
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation – 2.0%
1,349	Union Pacific Corp. (a)	$312,051
	Health Care Equipment & Supplies – 3.7%
2,371	Abbott Laboratories (a)	297,063
1,137	ResMed, Inc.	273,869
		570,932
	Health Care Providers & Services – 2.1%
939	Cencora, Inc. (a)	317,147
	Household Products – 3.9%
3,853	Colgate-Palmolive Co. (a)	304,464
2,013	Procter & Gamble (The) Co. (a)	288,483
		592,947
	Industrial Conglomerates – 4.1%
1,997	3M Co.	319,720
1,594	Honeywell International, Inc. (a)	310,973
		630,693
	Insurance – 3.9%
1,608	Marsh & McLennan Cos., Inc. (a)	298,316
4,177	W.R. Berkley Corp. (a)	292,891
		591,207
	IT Services – 2.5%
4,613	Cognizant Technology Solutions Corp., Class A (a)	382,879
	Machinery – 6.8%
740	Cummins, Inc.	377,733
1,831	Dover Corp.	357,485
897	Snap-on, Inc. (a)	309,106
		1,044,324
	Oil, Gas & Consumable Fuels – 2.0%
2,870	EOG Resources, Inc.	301,379
	Pharmaceuticals – 3.9%
1,578	Johnson & Johnson (a)	326,567
2,116	Zoetis, Inc.	266,235
		592,802
	Professional Services – 3.6%
1,084	Automatic Data Processing, Inc. (a)	278,837
2,408	Paychex, Inc. (a)	270,130
		548,967
	Software – 1.9%
594	Microsoft Corp. (a)	287,270
	Specialized REITs – 1.7%
991	Public Storage	257,164
	Specialty Retail – 6.2%
778	Home Depot (The), Inc. (a)	267,710
1,950	Ross Stores, Inc. (a)	351,273
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
2,119	TJX (The) Cos., Inc. (a)	$325,499
		944,482
	Total Investments – 99.6%	15,201,961
	(Cost $14,884,216)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.1%
	Put Options Purchased – 0.1%
20	S&P 500® Index	$13,691,000	$6,330.00	01/16/26	7,400
30	S&P 500® Mini Index	2,053,650	635.00	01/16/26	1,200
	Total Purchased Options				8,600
	(Cost $241,601)
WRITTEN OPTIONS – (0.3)%
	Call Options Written – (0.3)%
(20)	S&P 500® Index	(13,691,000)	6,990.00	01/16/26	(28,200)
(30)	S&P 500® Mini Index	(2,053,650)	695.00	01/16/26	(7,620)
	Total Call Options Written				(35,820)
	(Premiums received $197,035)
	Put Options Written – (0.0)%
(20)	S&P 500® Index	(13,691,000)	5,325.00	01/16/26	(1,250)
(30)	S&P 500® Mini Index	(2,053,650)	535.00	01/16/26	(210)
	Total Put Options Written				(1,460)
	(Premiums received $61,509)
	Total Written Options				(37,280)
	(Premiums received $258,544)

Net Other Assets and Liabilities – 0.6%	87,971
Net Assets – 100.0%	$15,261,252

(a)	All or a portion of these securities are pledged to cover index call options written. At December 31, 2025, the segregated value of these securities amounts to $5,021,444.
(b)	Non-income producing security.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$15,201,961	$15,201,961	$—	$—
Purchased Options	8,600	8,600	—	—
Total	$15,210,561	$15,210,561	$—	$—

LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(37,280)	$(36,030)	$(1,250)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Assets and Liabilities
December 31, 2025

	First Trust/Dow Jones Dividend & Income Allocation Portfolio	First Trust Multi Income Allocation Portfolio	First Trust Dorsey Wright Tactical Core Portfolio
ASSETS:
Investments, at value - Unaffiliated	$ 748,783,847	$ 9,610,559	$ 10,539,233
Investments, at value - Affiliated	—	5,869,858	43,666,246
Total investments, at value	748,783,847	15,480,417	54,205,479
Cash segregated as collateral	—	—	—
Foreign currency	—	476	—
Options contracts purchased, at value	—	—	—
Due from broker	—	—	—
Receivables:
Interest	4,737,149	6,146	2,163
Dividends	383,876	14,135	—
Fund shares sold	70,027	—	—
Reclaims	—	311	—
From investment advisor	—	12,392	6,254
Investment securities sold	—	—	—
Prepaid expenses	3,852	106	254
Total Assets	753,978,751	15,513,983	54,214,150
LIABILITIES:
Options contracts written, at value	—	—	—
Due to custodian	—	—	—
Payables:
Investment advisory fees	386,420	—	—
Fund shares redeemed	343,596	4,714	33,596
12b-1 distribution and service fees	161,008	3,329	11,539
Administrative service fees	128,807	2,663	9,231
Licensing fees	63,130	—	13,582
Administrative fees	54,289	2,352	2,050
Audit and tax fees	33,060	54,966	26,047
Transfer agent fees	12,881	5,703	5,984
Custodian fees	8,322	8,987	586
Shareholder reporting fees	6,965	1,444	1,967
Legal fees	3,830	103	108
Financial reporting fees	833	833	833
Commitment and administrative agency fees	106	44	—
Investment securities purchased	—	—	—
Other liabilities	1,176	225	158
Total Liabilities	1,204,423	85,363	105,681
NET ASSETS	$752,774,328	$15,428,620	$54,108,469
NET ASSETS consist of:
Paid-in capital	$ 696,861,142	$ 13,112,728	$ 43,839,991
Accumulated distributable earnings (loss)	55,913,186	2,315,892	10,268,478
NET ASSETS	$752,774,328	$15,428,620	$54,108,469
Investments, at cost - Unaffiliated	$723,347,070	$9,131,239	$10,683,455
Investments, at cost - Affiliated	$—	$5,815,668	$35,431,880
Total investments, at cost	$723,347,070	$14,946,907	$46,115,335
Premiums paid on options contracts purchased	$—	$—	$—
Premiums received on options contracts written	$—	$—	$—
Foreign currency, at cost	$—	$481	$—
Class I Shares:
NET ASSETS	$752,774,328	$15,428,620	$54,108,469
NET ASSET VALUE, per share	$13.17	$11.55	$13.87
Number of Shares outstanding	57,174,062	1,335,997	3,900,560
See Notes to Financial Statements

First Trust Capital Strength® Portfolio	First Trust International Developed Capital Strength® Portfolio	First Trust Growth StrengthTM Portfolio	First Trust Capital Strength® Hedged Equity Portfolio

$ 189,549,753	$ 40,692,146	$ 36,746,962	$ 15,201,961
—	—	—	—
189,549,753	40,692,146	36,746,962	15,201,961
—	—	—	68,071
—	7,080	—	—
—	—	—	8,600
—	—	—	17,612

11,906	2,386	2,343	277
88,834	25,227	17,927	7,085
170	—	4,782	—
—	90,169	—	—
—	—	—	6,406
—	—	—	49,532
903	195	176	74
189,651,566	40,817,203	36,772,190	15,359,618

—	—	—	37,280
—	—	—	8,739

86,931	13,152	11,967	—
13,433	11,271	43	2,818
40,074	8,525	7,646	3,138
32,059	6,821	6,116	2,510
4,685	976	872	362
8,146	7,375	1,887	1,168
26,121	28,521	26,132	29,610
7,070	5,811	5,759	5,622
1,626	4,425	1,434	4,441
1,793	1,460	1,424	1,405
1,682	249	13	2
833	833	833	833
—	—	—	—
—	—	—	344
129	64	86	94
224,582	89,483	64,212	98,366
$ 189,426,984	$ 40,727,720	$ 36,707,978	$ 15,261,252

$ 171,494,817	$ 36,657,851	$ 35,205,264	$ 15,784,138
17,932,167	4,069,869	1,502,714	(522,886)
$ 189,426,984	$ 40,727,720	$ 36,707,978	$ 15,261,252
$177,112,609	$36,572,874	$35,204,274	$14,884,216
$—	$—	$—	$—
$177,112,609	$36,572,874	$35,204,274	$14,884,216
$—	$—	$—	$241,601
$—	$—	$—	$258,544
$—	$7,093	$—	$—

$ 189,426,984	$ 40,727,720	$ 36,707,978	$ 15,261,252
$14.66	$14.16	$14.07	$9.71
12,923,080	2,876,368	2,608,636	1,571,245
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Operations
For the Year Ended December 31, 2025

	First Trust/Dow Jones Dividend & Income Allocation Portfolio	First Trust Multi Income Allocation Portfolio	First Trust Dorsey Wright Tactical Core Portfolio
INVESTMENT INCOME:
Interest	$ 19,839,902	$ 104,275	$ 27,450
Dividends - Unaffiliated	8,939,682	301,162	512,555
Dividends - Affiliated	—	474,662	407,870
Foreign withholding tax on dividend income	(31,028)	(1,836)	—
Other	—	—	—
Total investment income	28,748,556	878,263	947,875
EXPENSES:
Investment advisory fees	4,905,736	124,930	184,079
12b-1 distribution and/or service fees:
Class I	2,044,057	52,054	131,485
Administrative service fees	1,635,245	41,643	105,188
Administrative fees	409,482	4,592	15,302
Licensing fees	266,099	—	52,594
Transfer agent fees	74,083	33,800	35,358
Legal fees	69,458	2,577	3,991
Commitment and administrative agency fees	57,639	22,561	—
Custodian fees	38,925	36,192	6,161
Audit and tax fees	37,687	62,005	31,836
Shareholder reporting fees	37,065	21,834	23,488
Trustees’ fees and expenses	19,724	18,836	18,872
Financial reporting fees	9,625	9,625	9,625
Other	77,697	7,144	5,885
Total expenses	9,682,522	437,793	623,864
Fees waived and expenses reimbursed by the investment advisor	—	(263,331)	(219,700)
Net expenses	9,682,522	174,462	404,164
NET INVESTMENT INCOME (LOSS)	19,066,034	703,801	543,711
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	29,420,433	1,469,608	(120,183)
Investments - Affiliated	—	119,330	3,200,184
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency transactions	—	72	—
Net realized gain (loss)	29,420,433	1,589,010	3,080,001
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(6,029,163)	(677,044)	276,914
Investments - Affiliated	—	17,977	1,000,115
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency translation	—	(2)	—
Net change in unrealized appreciation (depreciation)	(6,029,163)	(659,069)	1,277,029
NET REALIZED AND UNREALIZED GAIN (LOSS)	23,391,270	929,941	4,357,030
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 42,457,304	$ 1,633,742	$ 4,900,741
See Notes to Financial Statements

First Trust Capital Strength® Portfolio	First Trust International Developed Capital Strength® Portfolio	First Trust Growth StrengthTM Portfolio	First Trust Capital Strength® Hedged Equity Portfolio

$133,373	$37,389	$23,031	$2,591
2,746,220	964,477	209,003	204,783
—	—	—	—
—	(101,863)	—	(219)
—	—	—	1,463
2,879,593	900,003	232,034	208,618

871,144	198,053	166,228	93,399

435,572	82,522	69,262	31,133
348,402	65,484	55,117	22,385
71,851	20,442	5,270	—
42,926	15,431	6,567	3,012
41,472	34,374	34,089	31,939
15,193	2,843	1,991	979
—	—	—	—
6,929	18,275	6,689	17,955
30,410	33,766	30,421	34,899
23,231	21,911	21,787	22,862
19,010	18,850	18,844	18,827
9,625	9,625	9,625	9,625
16,196	3,706	3,538	2,331
1,931,961	525,282	429,428	289,346
(2,555)	(126,662)	(94,934)	(132,719)
1,929,406	398,620	334,494	156,627
950,187	501,383	(102,460)	51,991

5,569,791	833,453	2,242,404	393,936
—	—	—	—
—	—	—	(29,061)
—	—	—	(1,090,934)
—	4,817	—	—
5,569,791	838,270	2,242,404	(726,059)

2,970,513	4,115,104	943,205	265,579
—	—	—	—
—	—	—	(147,465)
—	—	—	117,807
—	7,388	—	—
2,970,513	4,122,492	943,205	235,921
8,540,304	4,960,762	3,185,609	(490,138)
$9,490,491	$5,462,145	$3,083,149	$(438,147)
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Changes in Net Assets

	First Trust/Dow Jones Dividend & Income Allocation Portfolio		First Trust Multi Income Allocation Portfolio
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$ 19,066,034	$ 21,523,403	$ 703,801	$ 841,190
Net realized gain (loss)	29,420,433	45,591,355	1,589,010	423,877
Net change in unrealized appreciation (depreciation)	(6,029,163)	(14,602,676)	(659,069)	463,181
Net increase (decrease) in net assets resulting from operations	42,457,304	52,512,082	1,633,742	1,728,248
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(64,659,967)	(28,502,566)	(1,227,230)	(1,595,028)
Total distributions to shareholders from investment operations	(64,659,967)	(28,502,566)	(1,227,230)	(1,595,028)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class I shares	—	—	—	—
Total distributions to shareholders from return of capital	—	—	—	—
CAPITAL TRANSACTIONS:
Proceeds from shares sold	21,581,221	24,934,792	8,323,465	4,887,294
Proceeds from shares reinvested	64,659,967	28,502,566	1,227,230	1,595,028
Cost of shares redeemed	(165,798,682)	(134,547,788)	(14,237,272)	(23,245,842)
Net increase (decrease) in net assets resulting from capital transactions	(79,557,494)	(81,110,430)	(4,686,577)	(16,763,520)
Total increase (decrease) in net assets	(101,760,157)	(57,100,914)	(4,280,065)	(16,630,300)
NET ASSETS:
Beginning of period	854,534,485	911,635,399	19,708,685	36,338,985
End of period	$ 752,774,328	$ 854,534,485	$ 15,428,620	$ 19,708,685
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio		First Trust Capital Strength® Portfolio		First Trust International Developed Capital Strength® Portfolio		First Trust Growth StrengthTM Portfolio
Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024

$ 543,711	$ 438,450	$ 950,187	$ 1,064,802	$ 501,383	$ 140,390	$ (102,460)	$ (8,546)
3,080,001	2,961,543	5,569,791	11,388,573	838,270	1,061,066	2,242,404	1,468,605
1,277,029	2,782,428	2,970,513	(6,112)	4,122,492	(1,347,503)	943,205	(72,495)
4,900,741	6,182,421	9,490,491	12,447,263	5,462,145	(146,047)	3,083,149	1,387,564

(484,841)	(472,070)	(920,098)	(10,518,574)	(1,220,721)	(671,903)	(2,146,814)	(1,498,448)
(484,841)	(472,070)	(920,098)	(10,518,574)	(1,220,721)	(671,903)	(2,146,814)	(1,498,448)

—	—	—	(244,210)	—	(81,327)	—	(20,676)
—	—	—	(244,210)	—	(81,327)	—	(20,676)

5,902,720	5,939,020	37,275,366	42,322,913	18,234,572	14,963,174	16,710,208	14,414,194
484,841	472,070	920,098	10,762,784	1,220,721	753,230	2,146,814	1,519,124
(9,563,181)	(9,614,411)	(14,675,398)	(15,751,295)	(7,065,231)	(3,121,713)	(2,481,905)	(3,590,909)
(3,175,620)	(3,203,321)	23,520,066	37,334,402	12,390,062	12,594,691	16,375,117	12,342,409
1,240,280	2,507,030	32,090,459	39,018,881	16,631,486	11,695,414	17,311,452	12,210,849

52,868,189	50,361,159	157,336,525	118,317,644	24,096,234	12,400,820	19,396,526	7,185,677
$ 54,108,469	$ 52,868,189	$ 189,426,984	$ 157,336,525	$ 40,727,720	$ 24,096,234	$ 36,707,978	$ 19,396,526
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength® Hedged Equity Portfolio
	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$ 51,991	$ 39,179
Net realized gain (loss)	(726,059)	(78,635)
Net change in unrealized appreciation (depreciation)	235,921	70,471
Net increase (decrease) in net assets resulting from operations	(438,147)	31,015
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(52,187)	(40,521)
Total distributions to shareholders from investment operations	(52,187)	(40,521)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class I shares	—	(1,485)
Total distributions to shareholders from return of capital	—	(1,485)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	9,062,000	8,207,926
Proceeds from shares reinvested	52,187	42,006
Cost of shares redeemed	(2,408,617)	(2,174,854)
Net increase (decrease) in net assets resulting from capital transactions	6,705,570	6,075,078
Total increase (decrease) in net assets	6,215,236	6,064,087
NET ASSETS:
Beginning of period	9,046,016	2,981,929
End of period	$ 15,261,252	$ 9,046,016
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Financial Highlights
For a Share outstanding throughout each period

	Year Ended December 31,
Class I Shares	2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 13.58	$ 13.24	$ 12.47	$ 16.63	$ 15.07
Income from investment operations:
Net investment income (loss)	0.31 (a)	0.33 (a)	0.29 (a)	0.20	0.16 (a)
Net realized and unrealized gain (loss)	0.38	0.46	0.99	(2.32)	1.67
Total from investment operations	0.69	0.79	1.28	(2.12)	1.83
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.33)	(0.29)	(0.19)	(0.15)
Net realized gain	(0.78)	(0.12)	(0.22)	(1.85)	(0.12)
Total distributions	(1.10)	(0.45)	(0.51)	(2.04)	(0.27)
Net asset value, end of period	$13.17	$13.58	$13.24	$12.47	$16.63
Total return (b)	5.30%	6.01%	10.51%	(12.20)%	12.25%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 752,774	$ 854,534	$ 909,989	$ 907,939	$ 1,080,143
Ratio of total expenses to average net assets	1.18%	1.18%	1.19%	1.20%	1.19%
Ratio of net expenses to average net assets	1.18%	1.18%	1.19%	1.20%	1.19%
Ratio of net investment income (loss) to average net assets	2.33%	2.42%	2.29%	1.44%	0.99%
Portfolio turnover rate	67%	95%	124%	119%	120%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Year Ended December 31,
Class I Shares	2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 11.35	$ 11.36	$ 11.13	$ 12.60	$ 11.44
Income from investment operations:
Net investment income (loss)	0.39 (a)	0.39 (a)	0.38 (a)	0.31	0.27 (a)
Net realized and unrealized gain (loss)	0.46	0.68	0.58	(1.27)	1.17
Total from investment operations	0.85	1.07	0.96	(0.96)	1.44
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.59)	(0.39)	(0.34)	(0.28)
Net realized gain	(0.26)	(0.49)	(0.34)	(0.17)	—
Total distributions	(0.65)	(1.08)	(0.73)	(0.51)	(0.28)
Net asset value, end of period	$11.55	$11.35	$11.36	$11.13	$12.60
Total return (b) (c)	7.71%	9.98%	8.94%	(7.52)%	12.69%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 15,429	$ 19,709	$ 36,174	$ 37,121	$ 40,243
Ratio of total expenses to average net assets (d)	2.10% (e)	2.01%	1.80%	1.73%	1.81%
Ratio of net expenses to average net assets (d)	0.84% (e)	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (d)	3.38%	3.47%	3.40%	2.61%	2.22%
Portfolio turnover rate	75%	44%	52%	50%	36%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 2.09% and 0.83%, respectively.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Year Ended December 31,
Class I Shares	2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 12.76	$ 11.44	$ 10.49	$ 15.10	$ 13.68
Income from investment operations:
Net investment income (loss)	0.14 (a)	0.10 (a)	0.23 (a)	0.20	0.06
Net realized and unrealized gain (loss)	1.09	1.33	0.94	(2.75)	1.83
Total from investment operations	1.23	1.43	1.17	(2.55)	1.89
Distributions paid to shareholders from:
Net investment income	(0.12)	(0.11)	(0.22)	(0.18)	(0.06)
Net realized gain	—	—	—	(1.88)	(0.41)
Total distributions	(0.12)	(0.11)	(0.22)	(2.06)	(0.47)
Net asset value, end of period	$13.87	$12.76	$11.44	$10.49	$15.10
Total return (b) (c)	9.69%	12.53%	11.28%	(17.05)%	13.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 54,108	$ 52,868	$ 50,012	$ 47,164	$ 67,914
Ratio of total expenses to average net assets (d)	1.19% (e)	1.16%	1.35%	1.21%	1.16%
Ratio of net expenses to average net assets (d)	0.77% (e)	0.77%	0.79%	0.83%	0.72%
Ratio of net investment income (loss) to average net assets (d)	1.03%	0.84%	2.11%	1.58%	0.39%
Portfolio turnover rate	78%	45%	161%	220%	78%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 1.18% and 0.76%, respectively.
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

Year Ended December 31,
Class I Shares	2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 13.94	$ 13.55	$ 12.69	$ 14.33	$ 12.06
Income from investment operations:
Net investment income (loss)	0.08 (a)	0.11 (a)	0.13 (a)	0.08	0.07
Net realized and unrealized gain (loss)	0.71	1.31	0.85	(1.61)	2.95
Total from investment operations	0.79	1.42	0.98	(1.53)	3.02
Distributions paid to shareholders from:
Net investment income	(0.07)	(0.10)	(0.12)	(0.08)	(0.07)
Net realized gain	—	(0.91)	—	(0.03)	(0.68)
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.07)	(1.03)	(0.12)	(0.11)	(0.75)
Net asset value, end of period	$14.66	$13.94	$13.55	$12.69	$14.33
Total return (b) (c)	5.70%	10.41%	7.75%	(10.68)%	25.29%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 189,427	$ 157,337	$ 117,039	$ 85,561	$ 59,093
Ratio of total expenses to average net assets	1.11% (d)	1.12%	1.19%	1.27%	1.52%
Ratio of net expenses to average net assets	1.11% (d)	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	0.55%	0.77%	1.01%	0.67%	0.65%
Portfolio turnover rate	116%	91%	107%	133%	115%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 1.10%.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

Year Ended December 31,
Class I Shares	2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 12.24	$ 12.48	$ 10.75	$ 13.50	$ 12.68
Income from investment operations:
Net investment income (loss)	0.21 (a)	0.11 (a)	0.08 (a)	0.14	0.16
Net realized and unrealized gain (loss)	2.17	0.11 (b)	1.73	(2.76)	2.22
Total from investment operations	2.38	0.22	1.81	(2.62)	2.38
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.15)	(0.08)	(0.09)	(0.25)
Net realized gain	(0.27)	(0.26)	—	(0.04)	(1.31)
Return of capital	—	(0.05)	—	—	—
Total distributions	(0.46)	(0.46)	(0.08)	(0.13)	(1.56)
Net asset value, end of period	$14.16	$12.24	$12.48	$10.75	$13.50
Total return (c) (d)	19.53%	1.76%	16.90%	(19.38)%	19.24%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 40,728	$ 24,096	$ 11,270	$ 5,049	$ 3,059
Ratio of total expenses to average net assets	1.59% (e)	2.02%	3.17%	5.00%	7.59%
Ratio of net expenses to average net assets	1.21% (e)	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	1.52%	0.84%	0.65%	1.02%	0.89%
Portfolio turnover rate	68%	70%	90%	76%	83%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 1.58% and 1.20%, respectively.
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Year Ended December 31,		Period Ended 12/31/2023 (a)
Class I Shares	2025	2024
Net asset value, beginning of period	$ 13.37	$ 12.63	$ 10.00
Income from investment operations:
Net investment income (loss) (b)	(0.05)	(0.01)	0.02
Net realized and unrealized gain (loss)	1.63	1.93	2.71
Total from investment operations	1.58	1.92	2.73
Distributions paid to shareholders from:
Net investment income	—	—	(0.01)
Net realized gain	(0.88)	(1.16)	(0.09)
Return of capital	—	(0.02)	—
Total distributions	(0.88)	(1.18)	(0.10)
Net asset value, end of period	$14.07	$13.37	$12.63
Total return (c) (d)	11.75%	15.03%	27.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 36,708	$ 19,397	$ 7,186
Ratio of total expenses to average net assets	1.55% (e)	1.91%	4.46% (f)
Ratio of net expenses to average net assets	1.21% (e)	1.20%	1.20% (f)
Ratio of net investment income (loss) to average net assets	(0.37)%	(0.07)%	0.24% (f)
Portfolio turnover rate	113%	131%	51%

(a)	The Fund’s shares were seeded on May 15, 2023, and commenced operations on May 16, 2023.
(b)	Based on average shares outstanding.
(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.54% and 1.20%, respectively.
(f)	Annualized.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Year Ended December 31,		Period Ended 12/31/2023 (a)
Class I Shares	2025	2024
Net asset value, beginning of period	$ 9.97	$ 9.79	$ 10.00
Income from investment operations:
Net investment income (loss) (b)	0.04	0.07	0.05
Net realized and unrealized gain (loss)	(0.26)	0.17 (c)	(0.23)
Total from investment operations	(0.22)	0.24	(0.18)
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.06)	(0.03)
Return of capital	—	(0.00) (d)	—
Total distributions	(0.04)	(0.06)	(0.03)
Net asset value, end of period	$9.71	$9.97	$9.79
Total return (e) (f)	(2.26)%	2.42%	(1.79)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 15,261	$ 9,046	$ 2,982
Ratio of total expenses to average net assets	2.32%	3.30%	6.87% (g)
Ratio of net expenses to average net assets	1.26% (h)	1.25%	1.25% (g)
Ratio of net investment income (loss) to average net assets	0.42%	0.69%	1.25% (g)
Portfolio turnover rate	136%	121%	49%

(a)	The Fund’s shares were seeded on August 13, 2023, and commenced operations on August 14, 2023.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)	Amount is less than $0.01.
(e)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(f)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(g)	Annualized.
(h)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 1.25%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Variable Insurance Trust
December 31, 2025
1. Organization
First Trust Variable Insurance Trust (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). This report covers First Trust/Dow Jones Dividend & Income Allocation Portfolio (“First Trust Dow Jones”), which commenced operations on May 1, 2012, First Trust Multi Income Allocation Portfolio (“First Trust Multi Income”), which commenced operations on May 1, 2014, First Trust Dorsey Wright Tactical Core Portfolio (“First Trust Dorsey Wright”), which commenced operations on October 30, 2015, First Trust Capital Strength® Portfolio (“First Trust Capital Strength®”), which commenced operations on May 1, 2020, First Trust International Developed Capital Strength® Portfolio (“First Trust International Developed Capital Strength®”), which commenced operations on May 1, 2020, First Trust Growth Strength™ Portfolio (“First Trust Growth Strength™”), which commenced operations on May 16, 2023, and First Trust Capital Strength® Hedged Equity Portfolio (“First Trust Capital Strength® Hedged Equity”), which commenced operations on August 14, 2023 (each a “Fund” and collectively, the “Funds”). Each of First Trust Capital Strength® Hedged Equity and First Trust Growth Strength™ operates as a non-diversified series of the Trust. Each of First Trust Capital Strength®, First Trust Dorsey Wright, First Trust Dow Jones, First Trust Multi Income and First Trust International Developed Capital Strength® operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund’s shares are sold only to variable insurance accounts (each an “Account”) to fund the benefits of the variable annuity and variable life insurance contracts (each a “Contract” and collectively, the “Contracts”) issued by life insurance companies writing variable annuity contracts and variable life insurance contracts with which the Trust has a contract (each a “Participating Insurance Company”).
First Trust Dow Jones’ investment objective seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds. First Trust Dow Jones seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed-income securities at the time of purchase. Under normal market conditions, at the time of purchase at least 80% of the Fund’s net assets (including investment borrowings) will be invested in securities of issuers included in a Dow Jones index. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend-paying stocks included in the Dow Jones U.S. Total Stock Market IndexSM. First Trust Advisors L.P. (“First Trust” or the “Advisor”) reserves the right to over-weight, under-weight or exclude certain securities from the portfolio that would otherwise be selected pursuant to the quantitative process in certain instances.
First Trust Dow Jones’ fixed-income component seeks to provide income and preserve capital through investing in a diversified investment-grade debt portfolio. Investment-grade debt securities are those long-term debt securities rated “BBB–” or higher by Standard & Poor’s Financial Services LLC or Fitch, Inc. or “Baa3” or higher by Moody’s Investors Service, Inc., and those short-term debt securities rated “A-3” or higher by Standard & Poor’s Financial Services LLC, “F3” or higher by Fitch, Inc. or “Prime 3” or higher by Moody’s Investor Service, Inc. at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate debt will be invested in investment-grade debt securities included in the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM (the “Bond Index”) and other investment-grade debt securities of issuers whose securities are included in the Bond Index; and investment-grade debt securities of issuers included in the Dow Jones Composite AverageTM. The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds (“ETFs”) that invest in investment-grade corporate debt securities and U.S. government bonds in lieu of investing directly in such securities. The Fund may also invest in companies with various market capitalizations and when-issued, to-be-announced (“TBA”) and delayed delivery securities.
First Trust Multi Income’s primary investment objective is to maximize current income, with a secondary objective of capital appreciation. First Trust Multi Income seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), high yield or “junk” bonds, floating-rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities. The Fund is actively managed by First Trust and implementing the strategy involves multiple portfolio management teams.
The Advisor tactically adjusts allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, is 20%. The minimum weight of any asset class, at the time of adjustment, is 5%.
First Trust Multi Income may, at certain times, invest in ETFs that generally provide exposure to the nine asset classes in lieu of investing directly in such asset classes. Certain of the ETFs may be advised by First Trust. As a result, First Trust will also earn advisory fees on the underlying ETFs.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
In general, the U.S. dollar-denominated fixed-income securities in which First Trust Multi Income invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment-grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as “junk” bonds. The Fund also invests in the equity securities of domestic and foreign issuers (including emerging markets) listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The Fund may invest in equity securities issued by small, mid or large capitalization companies. The Fund may also invest in bank loans, covenant-lite loans, hybrid capital securities, senior loans and when-issued, TBA and delayed delivery securities.
First Trust Dorsey Wright’s investment objective seeks to provide total return. First Trust Dorsey Wright seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in ETFs that comprise the Dorsey Wright Tactical Tilt Moderate CoreTM Index. It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust.
First Trust Capital Strength® seeks to provide capital appreciation. First Trust Capital Strength® seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust International Developed Capital Strength® seeks to provide capital appreciation. First Trust International Developed Capital Strength® seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The International Developed Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust Growth Strength™ seeks to provide long-term capital appreciation. First Trust Growth Strength™ seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise The Growth Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust Capital Strength® Hedged Equity seeks to provide long-term capital appreciation. First Trust Capital Strength® Hedged Equity seeks to achieve its investment objective by investing, under normal market conditions, primarily in the securities that comprise The Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc. and by utilizing an “option strategy” consisting of purchasing and writing (selling) U.S. exchange-traded put and call options on the S&P 500® Index or ETFs that track the S&P 500® Index.
The Funds each offer one share class: Class I. Prior to February 23, 2024, First Trust Dow Jones, First Trust Multi Income, First Trust Dorsey Wright, First Trust Capital Strength®, and First Trust International Developed Capital Strength® offered two classes of shares: Class I and Class II. Each class represented an interest in the same portfolio of investments but with a different combination of service (12b-1) fees, eligibility requirements and other features. Effective February 23, 2024, Class II shares of each applicable Fund were terminated.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of each Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund’s shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee, in accordance with valuation procedures approved by the Trust’s Board of Trustees (the “Board”), and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, MLPs, ETFs, REITs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service.  If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the borrower/issuer, or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
14)
borrower’s/issuer’s competitive position within the industry;
15)
borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Options Contracts
First Trust Capital Strength® Hedged Equity employs an option overlay strategy in which the Fund systematically purchases and writes (sells) exchange-traded options that seek to lower volatility over a full market cycle. The Fund purchases and writes (sells) exchange-traded put options and exchange-traded call options to provide an option overlay strategy known as a “put/spread collar” strategy. The exchange-traded options are either on the S&P 500® Index or on exchange-traded funds that track the S&P 500® Index. The put/spread collar strategy seeks to provide investors with a level of downside protection from the put options while still allowing for a portion of upside participation in the returns of the S&P 500® Index based on the call options.
When the Fund writes (sells) an option, an amount equal to the premium received is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
D. Cash and Cash Equivalents
Normally, the Funds invest substantially all of their assets to meet their investment objectives. The Funds may invest the remainder of their assets in securities with maturities of less than one year, cash equivalents, or they may hold cash. The investment in such instruments is not a principal investment strategy of First Trust Dow Jones, First Trust Multi Income, First Trust Capital Strength®, First Trust International Developed Capital Strength®, First Trust Growth Strength™, or First Trust Capital Strength® Hedged Equity. The percentage of each Fund’s net assets invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities, or they may hold cash.
E. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
F. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
G. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
H. Affiliated Transactions
First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
Amounts relating to these investments in First Trust Multi Income at December 31, 2025, and for the fiscal year then ended are:
Security Name	Shares at 12/31/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2025	Dividend Income
First Trust AAA CMBS ETF*	7,790	$ —	$243,120	$ (86,355)	$1,870	$1,060	$159,695	$10,446
First Trust Institutional Preferred Securities and Income ETF	—	1,333,946	515,663	(1,880,596)	(69,716)	100,703	—	41,802
First Trust Intermediate Government Opportunities ETF	31,000	718,665	479,074	(596,430)	10,596	22,820	634,725	47,069
First Trust Limited Duration Investment Grade Corporate ETF	15,928	379,872	217,710	(299,758)	1,730	6,104	305,658	19,631
First Trust Preferred Securities and Income ETF	76,160	429,278	1,993,113	(1,094,533)	6,359	53,418	1,387,635	71,367
First Trust Senior Loan ETF	40,253	2,622,455	936,255	(1,689,323)	41,896	(64,475)	1,846,808	163,340
First Trust Structured Credit Income Opportunities ETF	7,601	—	247,987	(94,126)	2,758	1,482	158,101	11,424
First Trust Tactical High Yield ETF	32,901	1,772,189	822,238	(1,237,893)	22,484	(1,782)	1,377,236	109,583
		$7,256,405	$5,455,160	$ (6,979,014)	$17,977	$119,330	$5,869,858	$474,662
* Formerly known as First Trust Commercial Mortgage Opportunities ETF

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
Amounts relating to these investments in First Trust Dorsey Wright at December 31, 2025, and for the fiscal year then ended are:

Security Name	Shares at 12/31/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2025	Dividend Income
First Trust China AlphaDEX® Fund	11,832	$251,219	$3,180	$ (19,815)	$97,249	$2,658	$334,491	$9,088
First Trust Consumer Discretionary AlphaDEX® Fund	—	4,825,469	50,653	(4,342,487)	(695,394)	161,759	—	10,507
First Trust Developed Markets ex-US AlphaDEX® Fund	10,879	623,164	7,948	(50,401)	271,435	12,152	864,298	28,700
First Trust Dow Jones Global Select Dividend Index Fund	—	—	257,999	(270,975)	—	12,976	—	—
First Trust Dow Jones International Internet ETF	—	—	285,182	(260,900)	—	(24,282)	—	2,899
First Trust Dow Jones Internet Index Fund	19,848	5,111,920	55,980	(356,845)	398,662	132,968	5,342,685	—
First Trust Emerging Markets AlphaDEX® Fund	26,766	624,489	7,619	(46,037)	139,563	6,416	732,050	23,285
First Trust Europe AlphaDEX® Fund	4,897	—	260,128	—	3,108	—	263,236	—
First Trust Eurozone AlphaDEX® ETF	5,569	—	287,262	(17,402)	70,741	1,328	341,929	9,815
First Trust Financials AlphaDEX® Fund	76,302	4,374,516	48,649	(297,182)	487,364	(8,521)	4,604,826	83,779
First Trust Germany AlphaDEX® Fund	4,389	—	244,586	(6,775)	35,468	424	273,703	1,862
First Trust India NIFTY 50 Equal Weight ETF	—	242,772	2,567	(256,590)	(28,708)	39,959	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	4,587,648	49,976	(4,984,656)	(884,105)	1,231,137	—	33,637
First Trust Indxx Aerospace & Defense ETF	110,973	—	4,657,537	—	90,998	—	4,748,535	—
First Trust Japan AlphaDEX® Fund	—	257,315	—	(263,445)	(12,738)	18,868	—	—
First Trust Large Cap Core AlphaDEX® Fund	47,140	5,207,256	58,785	(361,815)	584,717	102,643	5,591,586	62,795
First Trust Large Cap Growth AlphaDEX® Fund	36,592	5,358,017	59,100	(376,594)	688,126	121,541	5,850,190	11,978
First Trust Mid Cap Core AlphaDEX® Fund	—	5,168,402	4,517,257	(10,346,377)	(820,367)	1,481,085	—	11,526
First Trust Mid Cap Growth AlphaDEX® Fund	58,829	—	10,424,498	(4,905,173)	528,484	(682,957)	5,364,852	—
First Trust Nasdaq Semiconductor ETF	33,179	—	4,001,719	—	296,113	—	4,297,832	3,991
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	—	3,898,352	(4,231,143)	—	332,791	—	13,034
First Trust NASDAQ-100- Technology Sector Index Fund	—	4,680,076	51,613	(4,132,242)	(767,361)	167,914	—	206
First Trust Switzerland AlphaDEX® Fund	—	245,188	3,147	(304,573)	(14,714)	70,952	—	4,381
First Trust United Kingdom AlphaDEX® Fund	6,114	246,606	3,058	(18,989)	76,995	3,589	311,259	9,160
First Trust Utilities AlphaDEX® Fund	105,416	—	4,473,829	(198,318)	454,479	14,784	4,744,774	87,227
		$41,804,057	$33,710,624	$ (36,048,734)	$1,000,115	$3,200,184	$43,666,246	$407,870

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
I. Dividends and Distributions to Shareholders
Distributions from net investment income of each Fund, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by each Fund will be reinvested in the Fund. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
First Trust Dow Jones	$ 592,734	$ (592,734)	$ —
First Trust Multi Income	70,579	(70,434)	(145)
First Trust Dorsey Wright	—	—	—
First Trust Capital Strength®	—	—	—
First Trust International Developed Capital Strength®	79,884	(128,948)	49,064
First Trust Growth StrengthTM	102,460	(97,177)	(5,283)
First Trust Capital Strength® Hedged Equity	196	—	(196)
Accumulated distributable earnings (loss) on the Statements of Assets and Liabilities consists of accumulated net investment income (loss), accumulated net realized gain (loss), and unrealized appreciation (depreciation). Net assets were not affected by this reclassification.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025, were as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones	$ 47,545,487	$ 17,114,480	$ —
First Trust Multi Income	894,824	332,406	—
First Trust Dorsey Wright	484,841	—	—
First Trust Capital Strength®	920,098	—	—
First Trust International Developed Capital Strength®	700,275	520,446	—
First Trust Growth StrengthTM	1,242,577	904,237	—
First Trust Capital Strength® Hedged Equity	52,187	—	—
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024, were as follows:

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones	$ 27,851,656	$ 650,910	$ —
First Trust Multi Income	941,490	653,538	—
First Trust Dorsey Wright	472,070	—	—
First Trust Capital Strength®	6,078,716	4,439,858	244,210
First Trust International Developed Capital Strength®	554,241	117,662	81,327
First Trust Growth StrengthTM	1,378,572	119,876	20,676
First Trust Capital Strength® Hedged Equity	40,521	—	1,485
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones	$ 4,844,589	$ 28,263,702	$ 22,804,895
First Trust Multi Income	617,539	1,404,109	294,244
First Trust Dorsey Wright	116,950	2,139,461	8,012,067
First Trust Capital Strength®	238,583	5,335,371	12,358,213
First Trust International Developed Capital Strength®	5,485	2,582	4,061,802
First Trust Growth StrengthTM	—	—	1,502,714
First Trust Capital Strength® Hedged Equity	—	(795,049)	272,163
J. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2022, 2023, 2024 and 2025 remain open to federal and state audit for First Trust Dow Jones, First Trust Multi Income, First Trust Dorsey Wright, First Trust Capital Strength®, and First Trust International Developed Capital Strength®. The taxable years ended 2023, 2024, and 2025 remain open to federal and state audit for First Trust Growth Strength™ and First Trust Capital Strength® Hedged Equity. As of December 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available as shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
Non-Expiring Capital Loss Carryforward
First Trust Dow Jones	$ —
First Trust Multi Income	—
First Trust Dorsey Wright	—
First Trust Capital Strength®	—
First Trust International Developed Capital Strength®	—
First Trust Growth StrengthTM	—
First Trust Capital Strength® Hedged Equity	795,049
During the taxable year ended December 31, 2025, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:
Capital Loss Carryforward Utilized
First Trust Dow Jones	$ —
First Trust Multi Income	—
First Trust Dorsey Wright	950,174
First Trust Capital Strength®	—
First Trust International Developed Capital Strength®	—
First Trust Growth StrengthTM	—
First Trust Capital Strength® Hedged Equity	—
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones	$ 725,978,952	$ 59,570,338	$ (36,765,443)	$ 22,804,895
First Trust Multi Income	15,186,171	822,812	(528,566)	294,246
First Trust Dorsey Wright	46,193,412	8,425,745	(413,678)	8,012,067
First Trust Capital Strength®	177,191,540	19,428,137	(7,069,924)	12,358,213
First Trust International Developed Capital Strength®	36,637,261	4,942,578	(887,693)	4,054,885
First Trust Growth StrengthTM	35,244,248	3,654,898	(2,152,184)	1,502,714
First Trust Capital Strength® Hedged Equity	14,901,118	1,033,141	(760,978)	272,163
K. Expenses
Each Fund will pay all expenses directly related to its operations.
Each Participating Insurance Company performs certain administrative services for the Funds, their Accounts and the Contracts. Each Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by Participating Insurance Companies in connection with these services.
First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Disclaimer in the Other Information section of this report). The Trust, on behalf of First Trust Dow Jones, First Trust Dorsey Wright, First Trust Capital Strength®, First Trust International Developed Capital Strength®, First Trust Growth StrengthTM and First Trust Capital Strength® Hedged Equity, is a sub-licensee to these license agreements and is required to pay licensing fees, which are shown on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
L. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the Funds. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of the average daily net assets for First Trust Dow Jones, First Trust Multi Income, First Trust International Developed Capital Strength®, and First Trust Growth StrengthTM, 0.35% of the average daily net assets for First Trust Dorsey Wright, 0.50% of the average daily net assets for First Trust Capital Strength® and 0.75% of the average daily net assets for First Trust Capital Strength® Hedged Equity. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $10,000 per Fund. Prior to July 1, 2025, First Trust provided these services in the amount of $9,250 per Fund.
In addition, First Trust Multi Income and First Trust Dorsey Wright incur their respective pro rata share of fees and expenses attributable to each Fund’s investments in other investment companies (“acquired fund fees and expenses”). The total of net expenses and acquired fund fees and expenses represents each Fund’s total net annual operating expenses.
First Trust Multi Income and First Trust have retained Energy Income Partners, LLC (“EIP”) and Stonebridge Advisors LLC (“Stonebridge”) (collectively, the “Sub-Advisors”), affiliates of First Trust, to serve as investment sub-advisors. In this capacity, the Sub-Advisors provide recommendations to the Advisor regarding the selection and ongoing monitoring of certain securities in First Trust Multi Income’s investment portfolio. EIP acts as sub-advisor for, and manages on a discretionary basis the investment and reinvestment of, only the assets of First Trust Multi Income allocated to EIP by the Advisor and furnishes an investment program in respect of and makes investment decisions only with respect to the portion of First Trust Multi Income’s investment portfolio allocated to it by the Advisor. EIP, an affiliate of the Advisor, has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the MLP, MLP affiliate and energy infrastructure securities in First Trust Multi Income’s investment portfolio and to exercise discretion only with respect to assets of First Trust Multi Income allocated to EIP. Stonebridge serves as a nondiscretionary sub-advisor. Stonebridge has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in First Trust Multi Income’s investment portfolio.
For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay EIP a sub-advisory fee equal to 40% monthly in arrears of any remaining monthly investment management fee paid to the Advisor for the average daily net assets allocated to EIP after First Trust’s waiver of any of its investment management fee to comply with the then-current expense cap, as defined below. For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay Stonebridge a portfolio management fee equal to an annual rate of 0.20% of the Fund’s average daily net assets allocated to Stonebridge.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. FTCP also owns, through a wholly-owned subsidiary, a 51% ownership interest in Stonebridge.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as sub-advisor to First Trust Capital Strength® Hedged Equity. Pursuant to the Investment Management Agreement and the Investment Sub-Advisory Agreement, Vest is responsible for the selection and ongoing monitoring of the securities in the First Trust Capital Strength® Hedge Equity’s investment portfolio, and First Trust will supervise Vest and its management of the investment of the Fund’s assets. For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay Vest an investment management fee equal to the annual rate of 0.20% of the Fund’s average daily net assets.
First Trust has agreed to waive fees and/or pay First Trust Dow Jones’, First Trust Multi Income’s, First Trust International Developed Capital Strength®’s and First Trust Growth StrengthTM’s expenses to the extent necessary to prevent the annual operating expenses of

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.20% (the “Expense Cap”), of each Fund’s average daily net assets per year at least until May 1, 2027. First Trust has agreed to waive fees and/or pay First Trust Dorsey Wright’s expenses to the extent necessary to prevent the operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2027. For First Trust Dorsey Wright, because acquired fund fees and expenses are estimated, First Trust will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Cap. However, total net annual fund expenses may be higher or lower than the Expense Cap. First Trust has agreed to waive fees and/or pay First Trust Capital Strength®’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.10% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2027. First Trust has agreed to waive fees and/or pay First Trust Capital Strength® Hedged Equity’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.25% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2027.
Expenses borne and fees waived by First Trust are subject to reimbursement by each Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place, (ii) the Expense Cap in place at the time the fees were waived or expenses reimbursed, or (iii) the current Expense Cap. These amounts, if any, are included in “Expenses previously waived or reimbursed” on the Statements of Operations.
The advisory fee waivers and expense reimbursements for the year ended December 31, 2025, and the expenses borne and fees waived by First Trust subject to recovery from the applicable Fund at December 31, 2025, are included in the following table.
			Fees Waived or Expenses Borne by First Trust Subject to Recovery
	Fees Waived	Expenses Reimbursed	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025	Total
First Trust Multi Income	$ 124,930	$ 138,401	$ 215,054	$ 197,137	$ 186,291	$ 598,482
First Trust Dorsey Wright	184,079	35,621	242,628	203,129	219,700	665,457
First Trust Capital Strength®	2,555	—	86,886	33,248	2,555	122,689
First Trust International Developed Capital Strength®	126,662	—	145,148	135,426	126,662	407,236
First Trust Growth Strength™	94,934	—	66,744	89,715	94,934	251,393
First Trust Capital Strength® Hedged Equity	93,399	39,320	44,759	115,942	132,719	293,420
First Trust agreed to waive fees in the amount of 0.37% of the First Trust Multi Income’s average daily net assets through May 1, 2027. During the year ended December 31, 2025, First Trust reimbursed First Trust Multi Income $77,040 of fees that are not subject to recovery.
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as each Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Funds. BNY IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
The Bank of New York Mellon (“BNY”) serves as each Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Funds, including maintaining the Funds’ books of account, records of the Funds’ securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of each Fund’s assets. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions for First Trust Dow Jones were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	1,616,869	$21,581,221	1,830,405	$24,929,379
Class II	—	—	411	5,413
Total Sales	1,616,869	$ 21,581,221	1,830,816	$ 24,934,792
Dividend Reinvestment:
Class I	5,019,283	$64,659,967	2,136,377	$28,502,566
Class II	—	—	—	—
Total Dividend Reinvestment	5,019,283	$64,659,967	2,136,377	$28,502,566
Redemptions:
Class I	(12,377,407)	$ (165,798,682)	(9,766,884)	$ (132,892,208
Class II	—	—	(124,350)	(1,655,580)
Total Redemptions	(12,377,407)	$ (165,798,682)	(9,891,234)	$ (134,547,788)
Capital transactions for First Trust Multi Income were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	729,238	$8,323,465	427,862	$ 4,887,294
Class II	—	—	—	—
Total Sales	729,238	$8,323,465	427,862	$ 4,887,294
Dividend Reinvestment:
Class I	110,861	$1,227,230	148,091	$ 1,595,028
Class II	—	—	—	—
Total Dividend Reinvestment	110,861	$1,227,230	148,091	$ 1,595,028
Redemptions:
Class I	(1,240,177)	$(14,237,272)	(2,025,076)	$ (23,079,886)
Class II	—	—	(14,539)	(165,956)
Total Redemptions	(1,240,177)	$(14,237,272)	(2,039,615)	$ (23,245,842)

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
Capital transactions for First Trust Dorsey Wright were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	459,838	$5,902,720	483,786	$ 5,939,003
Class II	—	—	2	17
Total Sales	459,838	$5,902,720	483,788	$ 5,939,020
Dividend Reinvestment:
Class I	35,718	$484,841	36,912	$ 472,070
Class II	—	—	—	—
Total Dividend Reinvestment	35,718	$484,841	36,912	$ 472,070
Redemptions:
Class I	(739,427)	$(9,563,181)	(748,056)	$ (9,250,474)
Class II	—	—	(30,738)	(363,937)
Total Redemptions	(739,427)	$(9,563,181)	(778,794)	$ (9,614,411)
Capital transactions for First Trust Capital Strength® were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	2,585,977	$37,275,366	2,897,465	$42,322,817
Class II	—	—	7	96
Total Sales	2,585,977	$37,275,366	2,897,472	$ 42,322,913
Dividend Reinvestment:
Class I	63,375	$920,098	761,750	$10,762,784
Class II	—	—	—	—
Total Dividend Reinvestment	63,375	$920,098	761,750	$10,762,784
Redemptions:
Class I	(1,013,660)	$(14,675,398)	(1,006,841)	$(14,424,981)
Class II	—	—	(94,328)	(1,326,314)
Total Redemptions	(1,013,660)	$(14,675,398)	(1,101,169)	$ (15,751,295)
Capital transactions for First Trust International Developed Capital Strength® were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	1,336,508	$18,234,572	1,158,305	$14,963,174
Class II	—	—	—	—
Total Sales	1,336,508	$18,234,572	1,158,305	$14,963,174

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Dividend Reinvestment:
Class I	87,047	$1,220,721	60,685	$753,230
Class II	—	—	—	—
Total Dividend Reinvestment	87,047	$ 1,220,721	60,685	$753,230
Redemptions:
Class I	(515,988)	$(7,065,231)	(153,408)	$(1,968,007)
Class II	—	—	(90,458)	(1,153,706)
Total Redemptions	(515,988)	$ (7,065,231)	(243,866)	$ (3,121,713)
Capital transactions for First Trust Growth StrengthTM were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	1,184,596	$16,710,208	1,021,978	$14,414,193
Total Sales	1,184,596	$16,710,208	1,021,978	$14,414,193
Dividend Reinvestment:
Class I	150,548	$2,146,814	111,605	$1,519,124
Total Dividend Reinvestment	150,548	$2,146,814	111,605	$1,519,124
Redemptions:
Class I	(177,287)	$(2,481,905)	(251,870)	$(3,590,909)
Total Redemptions	(177,287)	$(2,481,905)	(251,870)	$(3,590,909)
Capital transactions for First Trust Capital Strength® Hedged Equity were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Value	Shares	Value
Sales:
Class I	902,744	$9,062,000	817,191	$8,207,926
Total Sales	902,744	$9,062,000	817,191	$8,207,926
Dividend Reinvestment:
Class I	5,307	$52,187	4,219	$42,006
Total Dividend Reinvestment	5,307	$52,187	4,219	$42,006
Redemptions:
Class I	(244,395)	$(2,408,617)	(218,459)	$(2,174,854)
Total Redemptions	(244,395)	$(2,408,617)	(218,459)	$(2,174,854)

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
5. Purchases and Sales of Securities
For the fiscal year ended December 31, 2025, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding U.S. Government investment securities and short-term investments, were as follows:
	Purchases	Sales
First Trust Dow Jones	$ 440,309,925	$ 561,951,426
First Trust Multi Income	14,122,288	18,646,777
First Trust Dorsey Wright	40,605,407	43,512,835
First Trust Capital Strength®	222,996,265	199,356,768
First Trust International Developed Capital Strength®	33,801,137	21,743,795
First Trust Growth StrengthTM	45,032,636	30,831,209
First Trust Capital Strength® Hedged Equity	22,771,439	17,244,016

For the fiscal year ended December 31, 2025, the cost of purchases and proceeds from sales of U.S. government investment securities for each Fund, excluding short-term investments, were as follows:
	Purchases	Sales
First Trust Dow Jones	$ 97,170,710	$ 100,473,220
First Trust Multi Income	884,618	1,486,287
First Trust Dorsey Wright	—	—
First Trust Capital Strength®	—	—
First Trust International Developed Capital Strength®	—	—
First Trust Growth StrengthTM	—	—
First Trust Capital Strength® Hedged Equity	—	—
6. Derivative Transactions
The following table presents the type of derivatives held by First Trust Capital Strength® Hedged Equity at December 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options Contracts	Equity Risk	Options contracts purchased, at value	$ 8,600	Options contracts written, at value	$ 37,280
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended December 31, 2025, on derivative instruments held by First Trust Capital Strength® Hedged Equity, as well as the primary underlying risk exposure associated with each instrument.
Statements of Operations Location	First Trust Capital Strength® Hedged Equity
Equity Risk Exposure
Net realized gain (loss) on purchased options contracts	$(29,061)
Net realized gain (loss) on written options contracts	(1,090,934)
Net change in unrealized appreciation (depreciation) on purchased options contracts	(147,465)
Net change in unrealized appreciation (depreciation) on written options contracts	117,807

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
December 31, 2025
During the fiscal year ended December 31, 2025, for First Trust Capital Strength® Hedged Equity, the premiums for purchased options contracts opened were $928,830, and the premiums for purchased options closed, exercised and expired were $787,117. The premiums for written options contracts opened were $1,209,505, and the premiums for written options closed, exercised and expired were $1,059,878.
First Trust Capital Strength® Hedged Equity does not have the right to offset financial assets and liabilities related to options contracts on the Statements of Assets and Liabilities.
7. 12b-1 Service Plan
The Trust has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of each of the Funds will be subject to an annual service fee.
First Trust Portfolios L.P. (“FTP”), an affiliate of First Trust, serves as the selling agent and distributor of shares of the Funds. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to contract owners. These services include establishing and maintaining Contract owners’ accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Each Fund may spend up to 0.25% per year of the average daily net assets of its Class I shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of a Fund’s Class I shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Contract owners used in connection with the sale of a Fund’s Class I shares, certain other expenses associated with the servicing of Class I shares of a Fund, and any service-related expenses that may be authorized from time to time by the Board.
During the year ended December 31, 2025, all service fees received by FTP were paid to the Participating Insurance Companies, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Trust’s Board and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.
8. Borrowings
The Trust, on behalf of First Trust Dow Jones and First Trust Multi Income, along with First Trust Series Fund, First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV, has a Credit Agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. For any day on and after February 26, 2025, BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. For any day before February 26, 2025, BNY charged a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. These fees are reflected in the Statements of Operations in the “Commitment and administrative agency fees” line item. To the extent that either Fund accesses the credit line, there would also be an interest fee charged. Neither First Trust Dow Jones or First Trust Multi Income drew on the credit line during the year ended December 31, 2025.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Variable Insurance Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust/Dow Jones Dividend & Income Allocation Portfolio, First Trust Multi Income Allocation Portfolio, First Trust Dorsey Wright Tactical Core Portfolio, First Trust Capital Strength® Portfolio, First Trust International Developed Capital Strength® Portfolio, First Trust Growth StrengthTM Portfolio, and First Trust Capital Strength® Hedged Equity Portfolio (the “Funds”), each a series of First Trust Variable Insurance Trust, including the portfolios of investments, as of December 31, 2025; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Individual Funds Included in the Trust	Financial Highlights
First Trust/Dow Jones Dividend & Income Allocation Portfolio	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
First Trust Multi Income Allocation Portfolio
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Capital Strength® Portfolio
First Trust International Developed Capital Strength® Portfolio
First Trust Growth StrengthTM Portfolio	For the years ended December 31, 2025, 2024, and for the period from May 16, 2023 (commencement of investment operations) through December 31, 2023
First Trust Capital Strength® Hedged Equity Portfolio	For the years ended December 31, 2025, 2024, and for the period from August 14, 2023 (commencement of investment operations) through December 31, 2023
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm (Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 17, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Variable Insurance Trust
December 31, 2025 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Variable Insurance Trust (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.
James A. Bowen* Votes For Votes Withheld	71,349,645 3,847,540
Thomas J. Driscoll** Votes For Votes Withheld	71,282,947 3,914,238
Richard E. Erickson* Votes For Votes Withheld	71,349,645 3,847,540
Thomas R. Kadlec* Votes For Votes Withheld	71,238,854 3,958,331
Denise M. Keefe*** Votes For Votes Withheld	71,290,638 3,906,547
Robert F. Keith* Votes For Votes Withheld	71,305,553 3,891,632
Niel B. Nielson* Votes For Votes Withheld	71,305,553 3,891,632
Bronwyn Wright*** Votes For Votes Withheld	71,290,638 3,906,547

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Other Information (Continued)
First Trust Variable Insurance Trust
December 31, 2025 (Unaudited)
Federal Tax Information
For the taxable year ended December 31, 2025, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:
Dividends Received Deduction
First Trust/Dow Jones Dividend & Income Allocation Portfolio	26.74%
First Trust Multi Income Allocation Portfolio	10.53%
First Trust Dorsey Wright Tactical Core Portfolio	59.53%
First Trust Capital Strength® Portfolio	100.00%
First Trust International Developed Capital Strength® Portfolio	0.00%
First Trust Growth StrengthTM Portfolio	13.75%
First Trust Capital Strength® Hedged Equity Portfolio	100.00%
Long-term capital gain distributions designated by the Funds are taxable at the applicable capital gain tax rates for federal income tax purposes. For the fiscal year ended December 31, 2025, the below Funds designated long-term capital gain distributions in the following amounts:
Long-Term Capital Gain Distributions
First Trust/Dow Jones Dividend & Income Allocation Portfolio	$17,114,480
First Trust Multi Income Allocation Portfolio	$332,406
First Trust International Developed Capital Strength® Portfolio	$520,446
First Trust Growth StrengthTM Portfolio	$904,237
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December 31, 2025, may be eligible for the Qualified Business Income Deduction (QBI) under Internal Revenue Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
The following Funds met the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended December 31, 2025, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust International Developed Capital Strength® Portfolio	$964,477	$0.34	$100,227	$0.03
Disclaimer
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and the First Trust Multi Income Allocation Portfolio are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and

Other Information (Continued)
First Trust Variable Insurance Trust
December 31, 2025 (Unaudited)
certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Licensor’s only relationship to First Trust is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the “Index”) which is determined, composed and calculated by Licensor, or its agent, without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH

Other Information (Continued)
First Trust Variable Insurance Trust
December 31, 2025 (Unaudited)
DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital Strength™ Index, The International Capital Strength™ Index and/or The Growth Strength™ Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength® Portfolio, the First Trust International Developed Capital Strength® Portfolio, the First Trust Growth StrengthTM Portfolio, and the First Trust Capital Strength® Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Privacy Policy
First Trust Variable Insurance Trust
December 31, 2025 (Unaudited)
PRIVACY POLICY OF FIRST TRUST PORTFOLIOS L.P. AND FIRST TRUST ADVISORS L.P. (“FIRST TRUST”)
First Trust values its relationship with you and considers your privacy a priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information while providing you with the products/services you request or authorize.
SOURCES OF INFORMATION
We collect nonpublic personal information (NPPI) about you from the following sources:
•
Information we receive from you, or from your broker-dealer, investment professional or financial representative on your behalf through interviews, applications, agreements or other documentation;
•
Information about your transactions with us, our affiliates or other third-parties;
•
Information we receive from your inquiries by mail, e-mail or telephone; and
•
Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
INFORMATION COLLECTED
The type of NPPI we collect may include your name, address, social security number, date of birth, financial status, assets, income, tax information, custodian account number, retirement and estate plan information, transaction history, account balance, investment objectives, marital status, family relationships and other NPPI.
DISCLOSURE OF INFORMATION
We do not disclose NPPI about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•
In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your NPPI as described above to unaffiliated service providers that perform services on our behalf, such as transfer agents, custodians, accountants and trustees, or that assist us in the distribution of investor materials such as trustees, banks, investment advisor or broker-dealer representatives, proxy services and printers.
•
We may release NPPI we have about you if you direct us to do so.
•
We may be required by law to share your NPPI or may need to do so in other legally limited circumstances. For example, First Trust may need to share your NPPI to protect your account from fraud.
In addition, in order to alert you to our other financial products and services, we may share your NPPI within First Trust.
PROTECTION OF NPPI COLLECTED
First Trust protects your NPPI from unauthorized access and use through security measures that comply with federal law, including computer safeguards, and secured files and buildings.
USE OF WEBSITE ANALYTICS
We currently use third party analytics tools, Google Analytics and Matomo to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any NPPI unless you voluntarily provide that information through the website for us to contact you in order to answer your questions or respond to your requests. You should not provide NPPI on our website if you do not want your information to be used by these services. To find out how to opt-out of these services click on: Google Analytics and Matomo Analytics Platform.
CONFIDENTIALITY AND SECURITY
With regard to our internal security procedures, First Trust restricts access to your NPPI to only those First Trust employees who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your NPPI.
POLICY UPDATES AND INQUIRIES
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios L.P.) or 1-800-222-6822 (First Trust Advisors L.P.).
December 2025

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(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Variable Insurance Trust
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 11, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 11, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 11, 2026

* Print the name and title of each signing officer under his or her signature.